UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES



                  Investment Company Act file number 811-07324
                                                     ---------
                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
    (Address of principal executive offices)                          (Zip code)


                              A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2007
                                              --------------

Item 1.    REPORTS TO STOCKHOLDERS.



Semi-Annual Report 2007







                                                      THE CHESAPEAKE AGGRESSIVE
                                                                    GROWTH FUND
                                                                 April 30, 2007
                                                                    (Unaudited)














This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about June 29, 2007.

For More Information on Your Chesapeake Aggressive Growth Fund:

                 See Our Web site @ www.chesapeakefunds.com
                           or
                 Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning                Ending
                                            Account Value           Account Value      Expenses Paid
Expense Examples                           November 1, 2006        April 30, 2007      During Period*
--------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00             $1,079.00            $15.83
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000.00             $1,009.57            $15.30
--------------------------------------------------------------------------------------------------------
 * Actual expenses are based on expenses  incurred in the most recent  six-month period. The Fund's annualized six-month expense ratio is 3.07%. The values under
"Expenses  Paid  During  Period"  are  equal  to the  annualized  expense  ratio multiplied by the average  account value over the period,  multiplied by 181/365
(to reflect the one-half year period).



THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                              Market Value                                                      Market Value
                                    Shares      (Note 1)                                             Shares       (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.74%                                            Healthcare - Products - 2.97%
                                                                  * American Medical Systems
Apparel - 2.57%                                                        Holdings, Inc.                  4,300    $    76,239
* Quicksilver, Inc.                 6,000    $    79,800          * STAAR Surgical Co.                11,000         55,880
* True Religion Apparel, Inc.       5,700         84,930          * Stereotaxis Inc.                   5,600         58,296
                                            ------------                                                        -----------
                                                 164,730                                                            190,415
                                            ------------                                                        -----------
Auto Parts & Equipment - 1.76%                                    Healthcare - Services - 8.20%
* Keystone Automotive                                             * Genesis HealthCare Corp.           2,202        140,928
     Industries, Inc.               3,400        113,084          * Healthspring, Inc.                 6,600        155,232
                                            ------------          * LHC Group Inc.                     4,600        117,760
                                                                  * Medical Resources Inc.             4,885              5
Banks - 1.04%                                                     * Sun Healthcare Group, Inc.         8,930        111,982
* SVB Financial Group               1,300         66,586                                                        -----------
                                            ------------                                                            525,907
                                                                                                                -----------
Biotechnology - 1.99%                                             Insurance - 5.04%
* Omrix Biopharmaceuticals, Inc.    3,600        127,800          * AmCOMP, Inc.                       8,700         83,955
                                            ------------            CastlePoint Holdings Ltd.          1,385         21,121
                                                                    Hub International Ltd.             3,100        129,270
Coal - 1.57%                                                        Tower Group, Inc.                  2,890         88,694
  CONSOL Energy Inc.                2,400        100,488                                                        -----------
                                            ------------                                                            323,040
                                                                                                                -----------

Commercial Services - 2.41%                                       Internet - 3.65%
* Net 1 UEPS Technologies, Inc.     3,300         83,094          * Chordiant Software, Inc.           7,880        104,252
* The Advisory Board Co.            1,500         71,220          * Equinix, Inc.                      1,550        129,379
                                            ------------                                                        -----------
                                                 154,314                                                            233,631
                                            ------------                                                        -----------
Computer Services - 8.76%                                         Investment Company (Closed-ended) - 3.65%
* CheckFree Corp.                   2,600         87,516            American Capital
* Cognizant Technology                                                 Strategies, Ltd.                4,800        233,664
     Solutions Corp.                3,050        272,670                                                        -----------
* MICROS Systems, Inc.              1,900        104,120
* NCI, Inc.                         6,600         97,218          Lodging - 2.30%
                                            ------------            Orient-Express Hotels Ltd, Cl. A   2,800        147,420
                                                 561,524                                                        -----------
                                            ------------

Diversified Financial Services - 1.79%                            Media - 1.35%
  Advanta Corp.                     2,500        114,550            World Wrestling
                                            ------------               Entertainment, Inc.             5,100         86,751
                                                                                                                -----------

Electrical Components & Equipment - 2.57%
* Advanced Energy Industries, Inc.  4,700        115,150          Oil & Gas - 1.97%
* Power-One, Inc.                   1,700         49,842            Range Resources Corp.              3,450        126,098
                                            ------------                                                        -----------
                                                 164,992
                                            ------------
Engineering & Construction - 1.93%                                Packaging & Containers - 2.15%
* McDermott International, Inc.     2,300        123,418          * Crown Holdings Inc.                5,700        137,769
                                            ------------                                                        -----------

Entertainment - 1.30%                                             Pharmaceuticals - 2.30%
* Scientific Games Corporation      2,500         83,225          * Isis Pharmaceuticals Inc.         14,400        147,312
                                            ------------                                                        -----------

Hand/Machine Tools - 1.26%
  Franklin Electric Co., Inc.       1,900         80,921
                                            ------------
                                                                                                                (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                        Market Value
                                      Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)                                       Total Investments
                                                                    (Cost $4,985,197) - 98.12%                       $ 6,289,035
Retail - 6.41%                                                    Other Assets less Liabilities - 1.88%                  120,737
* Casual Male Retail Group, Inc.      14,047     $   161,681                                                         -----------
  Christopher & Banks
     Corporation                       3,900          67,509      Net Assets - 100.00%                               $ 6,409,772
  Circuit City Stores, Inc.            5,028          87,739                                                         ===========
* First Cash Financial Services, Inc.  4,100          94,218
                                                 -----------      * Non-income producing investment.
                                                     411,147
                                                 -----------
Semiconductors - 14.21%
* ANADIGICS, Inc.                     10,600         113,844      Summary of Investments by Industry
* Axcelis Technologies                 8,200          62,730                                             % of Net      Market Value
* FSI International, Inc.             14,632          62,186      Industry                                Assets          Note 1
* LTX Corporation                     19,500         116,220      -----------------------------------------------------------------
* MEMC Electronic Materials, Inc.      3,300         181,104      Apparel                                  2.57%     $   164,730
* PLX Technology, Inc.                 2,600          27,300      Auto Parts & Equipment                   1.76%         113,084
* Rudolph Technologies Inc.            7,800         134,706      Banks                                    1.04%          66,586
* Silicon Image, Inc.                  9,900          86,724      Biotechnology                            1.99%         127,800
* SiRF Technology Holdings, Inc.       2,900          70,354      Coal                                     1.57%         100,488
* Syntax-Brillian Corp.                7,800          55,692      Commercial Services                      2.41%         154,314
                                                 -----------      Computer Services                        8.76%         561,524
                                                     910,860      Diversified Financial Services           1.79%         114,550
                                                 -----------      Electrical Components & Equipment        2.57%         164,992
                                                                  Engineering & Construction               1.93%         123,418
Software - 6.73%                                                  Entertainment                            1.30%          83,225
* Activision, Inc.                     6,933         138,660      Hand/Machine Tools                       1.26%          80,921
  Computer Programs and                                           Healthcare - Products                    2.97%         190,415
     Systems, Inc.                     2,200          70,070      Healthcare - Services                    8.20%         525,907
* Convera Corp.                       14,400          46,800      Insurance                                5.04%         323,040
* Nuance Communications, Inc.          6,000          92,460      Internet                                 3.65%         233,631
* OpenTV Corp., Cl. A                 33,900          83,394      Investment Company (Closed-ended)        3.65%         233,664
                                                 -----------      Investment Company (Open-ended)          1.38%          88,482
                                                     431,384      Lodging                                  2.30%         147,420
                                                 -----------      Media                                    1.35%          86,751
Telecommunications -5.83%                                         Oil & Gas                                1.97%         126,098
* Arris Group, Inc.                   10,200         151,164      Packaging & Containers                   2.15%         137,769
* Oplink Communications Inc.           5,035          83,429      Pharmaceuticals                          2.30%         147,312
* Sonus Networks, Inc.                18,000         139,140      Retail                                   6.41%         411,147
                                                 -----------      Semiconductors                          14.21%         910,860
                                                     373,733      Software                                 6.73%         431,384
                                                 -----------      Telecommunications                       5.83%         373,733
Transportation - 1.03%                                            Transportation                           1.03%          65,790
* OceanFreight Inc.                    3,400          65,790      -----------------------------------------------------------------
                                                 -----------      Total                                   98.12%     $ 6,289,035

Total Common Stock (Cost $4,896,715)               6,200,553
                                                 -----------

INVESTMENT COMPANY (Open-ended) - 1.38%
  Merrimac U.S. Government Series Fund, 5.07%
        (Cost $88,482)                88,482          88,482
                                                 -----------


See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $4,985,197) ...................................................................... $  6,289,035
   Receivables:
      Investments sold ..........................................................................................      120,750
      Fund shares sold ..........................................................................................          110
      Income ....................................................................................................          848
   Prepaid expenses
      Fund accounting fees ......................................................................................        2,250
      Other expenses ............................................................................................        8,123
                                                                                                                  ------------
   Total assets .................................................................................................    6,421,116
                                                                                                                  ------------
Liabilities:
   Accrued expenses .............................................................................................       11,344
                                                                                                                  ------------
   Total liabilities ............................................................................................       11,344
                                                                                                                  ------------
Net Assets ...................................................................................................... $  6,409,772
                                                                                                                  ============
Net Assets Consist of:
   Capital ...................................................................................................... $  4,935,332
   Accumulated net investment loss ..............................................................................      (78,661)
   Undistributed net realized gain on investments ...............................................................      249,263
   Net unrealized appreciation on investments ...................................................................    1,303,838
                                                                                                                  ------------
   Total Net Assets ............................................................................................. $  6,409,772
                                                                                                                  ============
   Shares Outstanding, no par value (unlimited authorized shares) ...............................................      606,503
   Net Asset Value and Redemption Price Per Share ............................................................... $      10.57
                                                                                                                  ------------
   Max Offering Price Per Share (Net Asset Value / 0.97) ........................................................ $      10.90
                                                                                                                  ============






See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends .................................................................................................... $    17,964
      Foreign tax withheld ......................................................................................         (69)
                                                                                                                  -----------
   Total Investment Income ......................................................................................      17,895
                                                                                                                  -----------
Expenses:
   Advisory fees (note 2) .......................................................................................      39,443
   Administration fees (note 2) .................................................................................      31,311
   Transfer agent fees (note 2) .................................................................................       9,000
   Fund accounting fees (note 2) ................................................................................      13,815
   Compliance service fees (note 2) .............................................................................       3,843
   Custody fees (note 2) ........................................................................................       2,714
   Registration and filing administration fees (note 2) .........................................................       2,529
   Chief Compliance Officer fees ................................................................................       4,925
   Legal fees ...................................................................................................       6,199
   Audit and tax preparation fees ...............................................................................       7,439
   Registration and filing expenses .............................................................................       9,466
   Shareholder servicing expenses ...............................................................................       1,240
   Printing expenses ............................................................................................         496
   Trustee fees and meeting expenses ............................................................................       3,967
   Securities pricing fees ......................................................................................       2,728
   Other operating expenses .....................................................................................       3,471
                                                                                                                  -----------
   Total Expenses ...............................................................................................     142,586
                                                                                                                  -----------
   Expense reductions (note 5) ..................................................................................      (2,340)
   Advisory fees waived (note 2) ................................................................................     (43,690)
                                                                                                                  -----------
   Net Expenses .................................................................................................      96,556
                                                                                                                  -----------
Net Investment Loss .............................................................................................     (78,661)
                                                                                                                  -----------
Realized and Unrealized Gain (Loss) on Investments

   Net realized gain from investment transactions ...............................................................     688,051
   Change in unrealized appreciation on investments .............................................................    (126,452)
                                                                                                                  -----------
Realized and Unrealized Gain on Investments .....................................................................     561,599
                                                                                                                  -----------
Net Increase in Net Assets Resulting from Operations ............................................................ $   482,938
                                                                                                                  ===========



See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statements of Changes in Net Assets

                                                                                               April 30 ,           October 31,
For the six month period or fiscal year ended                                                  2007 (a)                2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ...............................................................   $     (78,661)         $    (164,671)
   Net realized gain from investment transactions ....................................         688,051                646,561
   Change in unrealized appreciation on investments ..................................        (126,452)             1,136,527
                                                                                         -------------          -------------
Net Increase in Net Assets Resulting from Operations .................................         482,938              1,618,417
                                                                                         -------------          -------------
Distributions to Shareholders: (note 4)
   Net realized gain from investment transactions ....................................        (403,772)            (1,882,950)
                                                                                         -------------          -------------
Decrease in Net Assets Resulting from Distributions ..................................        (403,772)            (1,882,950)
                                                                                         -------------          -------------
Capital Share Transactions: (note 8)
   Shares sold .......................................................................          43,228                174,384
   Reinvested dividends and distributions ............................................         370,344              1,702,085
   Shares repurchased ................................................................        (332,516)            (3,588,338)
                                                                                         -------------          -------------
Increase (Decrease) from Capital Share Transactions ..................................          81,056             (1,711,869)
                                                                                         -------------          -------------
Net Increase (Decrease) in Net Assets ................................................         160,222             (1,976,402)
                                                                                         =============          =============
Net Assets:
   Beginning of Period ...............................................................       6,249,550              8,225,952
   End of Period .....................................................................   $   6,409,772          $   6,249,550
                                                                                         -------------          -------------
Accumulated Net Investment Loss ......................................................   $     (78,661)         $           -
                                                                                         -------------          -------------
(a) Unaudited.









See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Financial Highlights

For a share outstanding during the                 April 30,                 October 31,
                                                                 ------------------------------------------------------------------
six month period or fiscal year ended:             2007 (a)      2006           2005          2004        2003            2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .......   $   10.45     $   10.86     $   10.96     $   11.62      $   8.38     $   10.95
                                               ---------     ---------     ---------     ---------      --------     ---------
Income (Loss) from Investment Operations
   Net investment loss .....................       (0.13)        (0.28)        (0.55)        (0.22)        (0.15)        (0.17)
   Net realized and unrealized
      gain (loss) on securities ............        0.94          2.49          0.45         (0.44)         3.39         (1.78)
                                               ---------     ---------     ---------     ---------      --------     ---------
Total from Investment Operations ...........        0.81          2.21         (0.10)        (0.66)         3.24         (1.95)
                                               ---------     ---------     ---------     ---------      --------     ---------
Less Distributions:
   Distributions (from capital gains) ......       (0.69)        (2.62)          -             -             -           (0.62)
                                               ---------     ---------     ---------     ---------      --------     ---------
Total Distributions ........................       (0.69)        (2.62)          -             -             -           (0.62)
                                               ---------     ---------     ---------     ---------      --------     ---------
Net Asset Value, End of Period .............   $   10.57     $   10.45     $   10.86     $   10.96      $  11.62     $    8.38
                                               =========     =========     =========     =========      ========     =========
Total return (b) ...........................        7.90 %       24.67 %       (0.91)%       (5.94)%       38.66 %      (19.07)%
                                               =========     =========     =========     =========      ========     =========

Net Assets, End of Period (in thousands) ...   $   6,410     $   6,250     $   8,226     $  37,269      $ 58,904     $  67,760

Average Net Assets for the Period
   (in thousands) ..........................   $   6,363     $   7,016     $  22,624     $  53,864      $ 56,937     $ 109,160

Ratios of:
Gross Expenses to Average
   Net Assets (d) ..........................        4.52 %(c)     3.89 %        2.34 %        1.78 %        1.77 %        1.59 %
Net Expenses to Average
   Net Assets (d) ..........................        3.07 %(c)     2.84 %        2.26 %        1.74 %        1.73 %        1.56 %
Net Investment Loss
   to Average Net Assets ...................       (2.50)%(c)    (2.35)%       (1.86)%       (1.42)%       (1.31)%       (1.25)%

Portfolio turnover rate ....................       35.57 %       70.57 %       88.61 %       95.40 %       84.23 %       70.10 %







(a) Unaudited.
(b) Total return does not reflect payment of sales charges.
(c) Annualized.
(d) The expense ratios listed above reflect  total expenses prior to any waivers and  reimbursements  (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Organization   and   Significant   Accounting      Investment Transactions and Investment Income
     Policies                                           Investment  transactions  are  accounted for as of
                                                        the date purchased or sold (trade date).  Dividend
The Chesapeake Aggressive Growth Fund (the "Fund")      income  is  recorded  on  the  ex-dividend   date.
is a series fund.  The Fund is part of The Gardner      Certain dividends from foreign  securities will be
Lewis  Investment  Trust (the "Trust"),  which was      recorded  as soon as the Trust is  informed of the
organized as a Massachusetts business trust and is      dividend   if   such   information   is   obtained
registered  under the  Investment  Company  Act of      subsequent  to  the  ex-dividend  date.   Interest
1940  (the  "1940   Act"),   as  amended,   as  an      income  is  recorded  on  the  accrual  basis  and
open-ended management investment company. The Fund      includes  amortization  of discounts and premiums.
is  classified  as  diversified  as defined in the      Gains and losses are  determined on the identified
1940 Act.                                               cost  basis,  which  is the  same  basis  used for
                                                        federal income tax purposes.
The  Chesapeake  Aggressive  Growth Fund commenced
operations  on  January 4,  1993.  The  investment      Expenses
objective   of  the   Fund  is  to  seek   capital      The Fund bears expenses  incurred  specifically on
appreciation    through   investment   in   equity      its behalf as well as a portion  of general  Trust
securities,  consisting  primarily  of common  and      expenses, which are allocated according to methods
preferred  stocks and securities  convertible into      reviewed annually by the Trustees.
common stocks of smaller capitalization companies.
                                                        Dividend Distributions
The  following   accounting   policies  have  been      The Fund may declare and distribute dividends from
consistently  followed  by  the  Fund  and  are in      net   investment   income   (if   any)   annually.
conformity  with accounting  principles  generally      Distributions  from  capital  gains  (if  any) are
accepted  in the  United  States of America in the      generally declared and distributed  annually.  All
investment company industry.                            dividends and  distributions  to shareholders  are
                                                        recorded on ex-date.
Investment Valuation
The Fund's  investments  in securities are carried      Estimates
at  value.  Securities  listed on an  exchange  or      The   preparation   of  financial   statements  in
quoted on a national  market  system are valued at      conformity  with accounting  principles  generally
the last sales price as of 4:00 p.m. Eastern Time.      accepted in the United States of America  requires
Securities  traded in the NASDAQ  over-the-counter      management to make estimates and assumptions  that
market are generally valued at the NASDAQ Official      affect the amount of assets, liabilities, expenses
Closing  Price.  Other  securities  traded  in the      and revenues reported in the financial statements.
over-the-counter  market and listed securities for      Actual results could differ from those estimates.
which no sale was reported on that date are valued
at the  most  recent  bid  price.  Securities  and      Federal Income Taxes
assets for which representative  market quotations      No  provision  for income taxes is included in the
are not  readily  available  or  which  cannot  be      accompanying  financial  statements,  as the  Fund
accurately  valued using the Fund's normal pricing      intends to distribute to shareholders  all taxable
procedures  are valued at fair value as determined      investment income and realized gains and otherwise
in  good  faith  under  policies  approved  by the      comply with  Subchapter M of the Internal  Revenue
Trustees.  Fair  value  pricing  may be used,  for      Code applicable to regulated investment companies.
example,  in  situations  where  (i)  a  portfolio
security is so thinly  traded that there have been      2.   Transactions with Affiliates
no transactions for that security over an extended
period  of time;  (ii) the  exchange  on which the      Advisor
portfolio  security is  principally  traded closes      The Fund pays a monthly  advisory  fee to  Gardner
early; or (iii) trading of the portfolio  security      Lewis Asset Management, (the "Advisor") based upon
is halted during the day and does not resume prior      the  annual  rate of 1.25% of the  Fund's  average
to the  Fund's  net  asset  value  calculation.  A      daily net assets.  For the six month  period ended
portfolio security's "fair value" price may differ      April 30, 2007, the Advisor has voluntarily waived
from the price next  available for that  portfolio      $43,690 of its fees.
security   using   the   Fund's   normal   pricing
procedures. Investment companies are valued at net
asset value.  Instruments  with  maturities  of 60
days or less are valued at amortized  cost,  which
approximates market value.
                                                                                              (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

Administrator                                           Certain  Trustees  and  officers  of the Trust are
The Fund pays a monthly  administration fee to The      also officers of the Advisor or the Administrator.
Nottingham  Company  (the  "Administrator")  based
upon the average  daily net assets of the Fund and      3.   Purchases and Sales of Investment Securities
calculated at the annual rates as shown below. The
Administrator  also  receives a fee to procure and      For the six month period ended April 30, 2007, the
pay  the  custodian   for  the  Fund,   additional      aggregate  cost of  purchases  and  proceeds  from
compensation for fund accounting and recordkeeping      sales   of   investment    securities   (excluding
services and additional  compensation  for certain      short-term securities) were as follows:
costs   involved  with  the  daily   valuation  of
securities and as reimbursement  for out-of-pocket      --------------------------------------------------------------------
expenses  (which  are  immaterial  in  amount).  A      Purchases of Securities     Proceeds from Sales of
breakdown  of these is  provided  in the  schedule                                              Securities
below.                                                  --------------------------------------------------------------------
                                                                $2,197,304                       $2,726,695
Compliance Services                                     --------------------------------------------------------------------
Nottingham  Compliance  Services,  LLC,  ("NCS") a
wholly owned affiliate of The Nottingham  Company,      There were no purchases or sales of long-term U.S.
provides  services which assists the Trust's Chief      Government Obligations during the six month period
Compliance  Officer in monitoring  and testing the      ended April 30, 2007.
compliance policies and procedures of the Trust in
conjunction with requirements  under Rule 38a-1 of      4.   Federal Income Tax
the  Securities and Exchange  Commission.  For the
six  month  period  ended  April  30,  2007,   NCS      The tax  components  of capital shown in the table
received $3,843 for these services.                     below represent: (1) distribution requirements the
                                                        Fund  must  satisfy  under   federal   income  tax
Transfer Agent                                          regulations as of October 31, 2006, (2) unrealized
North   Carolina   Shareholder    Services,    LLC      appreciation  or  depreciation  of investments for
("Transfer  Agent")  serves as transfer,  dividend      federal income tax purposes as of April 30, 2007.
paying,  and  shareholder  servicing agent for the      ---------------------------------------------------------------------------
Fund.  It receives  compensation  for its services       Undistributed           Undistributed                 Net Tax
based upon a rate of $15 per shareholder per year,         Ordinary                Long-Term                 Appreciation/
subject to a minimum fee of $1,500 per month.               Income                  Gains                   (Depreciation)
                                                        ---------------------------------------------------------------------------
Distributor                                                   -                    $24,346                    $1,370,928
Capital Investment Group, Inc. (the "Distributor")      ---------------------------------------------------------------------------
serves as the  Fund's  principal  underwriter  and
distributor.   The   Distributor   receives  sales      The  aggregate   cost  of   investments   and  the
charges   imposed  on   purchases  of  shares  and      composition   of   unrealized   appreciation   and
re-allocates  a portion of such charges to dealers      depreciation of investment  securities for federal
through  whom the sale was made,  if any.  For the      income tax purposes as of April 30, 2007 are noted
six  month  period  ended  April  30,  2007,   the      in the table  provided on the following  page. The
Distributor retained no sales charges.                  net appreciation/depreciation as of April 30, 2007
                                                        is $1,244,476. The primary difference between book
                                                        and   tax    appreciation   or   depreciation   of
                                                        investments is wash sale loss deferrals.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Fund Accounting
 Administration Fees                      Custody Fees (1)                                 Asset Based Fees
                                                                            Fund                                       Blue Sky
Average Net            Annual        Average Net        Annual           Accounting         Average      Annual     Administration
 Assets                 Rate           Assets            Rate           Fees (monthly)     Net Assets     Rate       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fee            $50,000      First $100 million   0.020%           $2,250           All Assets     0.01%      $150 per state
First $25 million      0.200%      Over  $100 million   0.009%
Next $25 million       0.150%
Over $50 million       0.075%
-----------------------------------------------------------------------------------------------------------------------------------
(1) Subject to a minimum of $400 per month for Custody fees.

                                                                                                                        (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes To Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------
                        Aggregate Gross Unrealized         On   July   13,   2006,    FASB    released   FASB
                                                           Interpretation  No. 48 "Accounting for Uncertainty
  Federal Tax                                              in  Income   Taxes"  (FIN  48).  FIN  48  provides
     Cost          Appreciation     Depreciation           guidance for how uncertain tax positions should be
---------------------------------------------------        recognized,  measured,  presented and disclosed in
   $5,044,559       $1,609,423         $364,947            the  financial  statements.  FIN 48  requires  the
---------------------------------------------------        evaluation of tax  positions  taken or expected to
                                                           be taken in the course of preparing the Fund's tax
The amount of dividends and distributions from net         returns to determine whether the tax positions are
investment  income and net realized  capital gains         "more-likely-than-not"  of being  sustained by the
are  determined in accordance  with federal income         applicable tax authority. Tax positions not deemed
tax  regulations  which may differ from  generally         to meet the  more-likely-than-not  threshold would
accepted  accounting   principles  in  the  United         be  recorded  as a tax  benefit  or expense in the
States of America.  These  differences  are due to         current year. FIN 48 is to be implemented no later
differing   treatments   for  items  such  as  net         than  April 30,  2008 and is to be  applied to all
short-term  gains,  deferral of wash sale  losses,         open  tax  years.  At  this  time,  management  is
net    investment    losses   and   capital   loss         evaluating the  implications  of FIN 48.  Although
carry-forwards.  Permanent differences such as tax         not yet determined, management does not expect FIN
returns of capital and net investment  losses,  if         48 to  have a  material  impact  on the  financial
any, would be reclassified  against  capital.  For         statements.
federal   income   tax   purposes   there   was  a
distribution  of  long-term  capital  gains in the
amount of  $1,882,950  for the  fiscal  year ended         7.   Commitments and Contingencies
October 31, 2006.
                                                           Under the  Fund's  organizational  documents,  its
5.   Expense Reductions                                    officers  and  Trustees  are  indemnified  against
                                                           certain liabilities arising out of the performance
The  Advisor  has  transacted   certain  portfolio         of their duties to the Fund.  In addition,  in the
trades  with  brokers  who paid a  portion  of the         normal  course of  business,  the Fund enters into
Fund's  expenses.  For the six month  period ended         contracts  with  their  vendors  and  others  that
April 30, 2007,  the Fund's  expenses were reduced         provide for general  indemnifications.  The Fund's
by $2,340 under these agreements.                          maximum  exposure  under  these   arrangements  is
                                                           unknown as this would  involve  future claims that
6.   New Accounting Pronouncements                         may be made  against  the Fund.  The Fund  expects
                                                           that risk of loss to be remote.
In  September   2006,  the  Financial   Accounting
Standards   Board  (FASB)   issued   Statement  on
Financial  Accounting  Standards  (SFAS) No.  157,
"Fair   Value    Measurements".    This   standard
establishes a single  authoritative  definition of
fair  value,  sets out a framework  for  measuring
fair  value and  requires  additional  disclosures
about  fair  value  measurements.   SFAS  No.  157
applies   to  fair  value   measurements   already
required or permitted by existing standards.  SFAS
No.  157 is  effective  for  financial  statements
issued for fiscal years  beginning  after November
15, 2007 and interim  periods  within those fiscal
years. The changes to current  generally  accepted
accounting principles from the application of this
Statement  relate to the definition of fair value,
the methods  used to measure  fair value,  and the
expanded     disclosures    about    fair    value
measurements.  As of April 30, 2008, management of
the Fund does not believe the adoption of SFAS No.
157  will  impact  the  amounts  reported  in  the
financial    statements,    however,    additional
disclosures  may be required about the inputs used
to  develop  the  measurements  and the  effect of
certain  of  the  measurements   reported  on  the
statement  of  changes  in net assets for a fiscal
period.


THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

8.   Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    April 30,               October 31,
For the six month period or fiscal year ended:                                        2007                    2006 (1)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
        Shares sold                                                                  4,132                    17,109
        Reinvested distributions                                                    36,060                   192,109
        Shares repurchased                                                         (31,868)                 (368,469)
Net Increase (Decrease) in Capital Shares                                            8,324                  (159,251)
Shares Outstanding, Beginning of Period                                            598,179                   757,430
Shares Outstanding, End of Period                                                  606,503                   598,179
-----------------------------------------------------------------------------------------------------------------------------------
(1) Audited.




















THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Proxy Voting Policies and Voting Record            auditing scope or procedure,  which disagreements,
                                                        if not resolved to the  satisfaction of Deloitte &
A copy of the Trust's Proxy Voting and  Disclosure      Touche LLP, would have caused it to make reference
Policy  and  the   Advisor's   Proxy   Voting  and      to the  subject  matter  of the  disagreements  in
Disclosure  Policy are  included  as Appendix B to      connection  with its report.  At no time preceding
the Fund's Statement of Additional Information and      the  removal  of  Deloitte & Touche LLP did any of
is available,  without  charge,  upon request,  by      the  events  enumerated  in  paragraphs  (1)(v)(A)
calling 1-800-773-3863.  Information regarding how      through  (D) of  Item  304(a)  of  Regulation  S-K
the  Fund  voted  proxies  relating  to  portfolio      occur.
securities  during the most recent 12-month period
ended June 30 is  available  (1)  without  charge,      The Trust engaged Briggs, Bunting & Dougherty, LLP
upon  request,  by calling  the Fund at the number      as   its   new   independent   registered   public
above   and   (2)  on   the   SEC's   website   at      accounting  firm on October 13,  2005.  At no time
http://www.sec.gov.                                     preceding  the  engagement  of  Briggs,  Bunting &
                                                        Dougherty,   LLP  did  the  Fund  consult  Briggs,
2.   Quarterly Portfolio Holdings                       Bunting & Dougherty,  LLP regarding either (i) the
                                                        application   of   accounting   principles   to  a
The Fund files its complete  schedule of portfolio      specified   transaction,   either   completed   or
holdings  with  the SEC for the  first  and  third      proposed,  or the type of audit opinion that might
quarters  of each  fiscal  year on Form  N-Q.  The      be rendered on the Fund's financial statement,  or
Fund's  Forms  N-Q  are  available  on  the  SEC's      (ii) any  matter  that  was  either  subject  of a
website at http://www.sec.gov.  You may review and      disagreement or a reportable  event, as such terms
make copies at the SEC's Public  Reference Room in      are defined in Item 304 of Regulation S-K.
Washington,  D.C. You may also obtain copies after
paying a  duplicating  fee by  writing  the  SEC's
Public   Reference   Section,   Washington,   D.C.
20549-0102,     by    electronic     request    to
publicinfo@sec.gov,   or  is  available,   without
charge,  upon  request,  by  calling  the  fund at
1-800-773-3863.  Information  on the  operation of
the  Public  Reference  Room  may be  obtained  by
calling the SEC at 202-942-8090.

3.   Change in Registrant's Certifying Accountant

On  October  13,  2005,  Deloitte & Touche LLP was
removed  as  the  independent   registered  public
accounting   firm   for   the   Trust,   effective
immediately  upon the  completion  of the audit of
the  October  31,   2005   financial   statements.
Deloitte  & Touche LLP was  previously  engaged as
the independent  registered public accounting firm
to audit the Fund's financial statements.

Deloitte & Touche LLP issued reports on the Fund's financial statements as of October 31, 2004 and October 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The  decision to remove  Deloitte & Touche LLP was
approved  by  the  Trust's  Audit   Committee  and
ratified  by the  Board  of  Trustees.  At no time
preceding  the  removal  of  Deloitte & Touche LLP
were  there  any  disagreements  with  Deloitte  &
Touche LLP on any matter of accounting  principles
or practices,  financial statement disclosure,  or




The Chesapeake Aggressive Growth Fund
is a series of
Gardner Lewis Investment Trust











For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Gardner Lewis Asset Management
116 South Franklin Street                      285 Wilmington-West Chester Pike
Post Office Drawer 4365                        Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-430-3863                                 1-800-430-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               chesapeakefunds.com

Semi-Annual Report 2007






                                                                 THE CHESAPEAKE
                                                                    GROWTH FUND
                                                                 April 30, 2007
                                                                    (Unaudited)


INSTITUTIONAL CLASS SHARES
CLASS A INVESTOR SHARES










This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of the principal amount  invested.  There can be no assurance that the Fund will be successful in meeting its investment  objective.  Investment in the Fund is also subject to the following risks:  equity  securities  risk,  market risk, internal change risk, medium  capitalization  companies risk, investment advisor risk,  overweighting in certain market sectors risk, portfolio turnover risk and short-term  investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment  objectives,  risks,  and charges and expenses of the Fund carefully before  investing.  The prospectus  contains this and other  information  about the Fund. A copy of the prospectus is available at
www.nottinghamco.com  or by calling Shareholder Services at 1-800-430-3863.  The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------



This Semi-Annual  Report was first  distributed to shareholders on or about June
29, 2007.

For More Information on Your Chesapeake Growth Fund:

                See Our Web site @ www.chesapeakefunds.com
                                  or
                Call Our Shareholder Services Group Toll-Free at 1-800-430-3863



Fund Expenses (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Example  - As a  shareholder  of the Fund,  you  incur  two types of costs:  (1)
transactions costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and
other Fund  expenses.  This  example is  intended  to help you  understand  your ongoing  costs (in dollars) of investing in the Fund and to compare  these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                   Beginning              Ending
                                                  Account Value        Account Value         Expenses Paid
Expense Examples                                 November 1, 2006      April 30, 2007        During Period*
-------------------------------------------------------------------------------------------------------------------
Institutional Shares
-------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00            $1,189.20              $16.88
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00            $1,009.37              $15.49
-------------------------------------------------------------------------------------------------------------------
Class A Investor Shares
-------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00            $1,187.00              $18.33
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00            $1,008.03              $16.83
-------------------------------------------------------------------------------------------------------------------

*Actual expenses are based on expenses incurred in the most recent six month period. The Fund's annualized six month expense ratios are 3.11% and 3.38% for the Institutional Shares and Class A Investor Shares, respectively. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 181/365
(to reflect the one-half year period.)


THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                            Market Value                                                        Market Value
                                 Shares      (Note 1)                                                Shares      (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.75%                                          Food - 1.89%
                                                                  The Hershey Company                3,700     $    203,352
                                                                                                               ------------
Agriculture - 2.90%
  Monsanto Company               5,300    $    312,647          Healthcare - Products - 6.66%
                                          ------------            Alcon, Inc.                        1,700          229,381
                                                                * Boston Scientific Corporation     18,600          287,184
Apparel - 2.09%                                                 * St. Jude Medical, Inc.             4,700          201,113
* Coach, Inc.                    4,600         224,618                                                         ------------
                                          ------------                                                              717,678
                                                                                                               ------------
Beverages - 1.95%
u Heineken NV                    7,900         209,745          Healthcare - Services - 10.98%
                                          ------------            CIGNA Corporation                  2,345          364,859
                                                                * Covance Inc.                       3,500          211,750
Biotechnology - 1.42%                                           * Health Net Inc.                    2,200          118,932
* Celegne Corporation            2,500         152,900          * Humana Inc.                        5,500          347,820
                                          ------------          * Tenet Healthcare Corporation      18,800          139,496
                                                                                                               ------------
Communication Equipment - 2.11%                                                                                   1,182,857
* Corning Incorporated           9,600         227,712                                                         ------------
                                          ------------
                                                                Internet - 3.35%
Computers - 2.39%                                               * Google Inc.                          765          360,606
* NCR Corporation                5,100         257,040                                                         ------------
                                          ------------
                                                                Investment Company (Closed-ended) - 2.44%
Computer Services - 5.92%                                         American Capital Strategies, Ltd.  5,400          262,872
* Checkfree Corporation          4,200         141,372                                                         ------------
* Emdeon Corporation            15,800         255,012
* MICROS Systems, Inc.           4,400         241,120          Lodging - 2.94%
                                          ------------            Wynn Resorts, Ltd.                 3,100          316,851
                                               637,504                                                         ------------
                                          ------------
                                                                Media - 2.03%
Distribution/Wholesale - 1.27%                                  * Gemstar - TV Guide
  Pool Corporation               3,400         136,442               International Inc.              1,281            5,688
                                          ------------          u Grupo Televisa SA de CV            7,600          213,180
                                                                                                               ------------
Diversified Financial Services - 2.64%                                                                              218,868
  Capital One Financial                                                                                        ------------
     Corporation                   700          51,982
  Chicago Mercantile Exchange                                   Office/Business Equipment - 2.27%
     Holdings, Inc.                450         232,537          * Xerox Corporation                 13,200          244,200
                                          ------------                                                         ------------
                                               284,519
                                          ------------          Oil & Gas Services - 2.41%
                                                                * Weatherford International Ltd.     4,955          260,088
Electric - 2.32%                                                                                               ------------
* Reliant Energy Inc.           11,200         249,424
                                          ------------          Packaging & Containers - 2.02%
                                                                * Crown Holdings Inc.                9,000          217,530
Engineering & Construction - 2.22%                                                                             ------------
* McDermott International, Inc.  4,450         238,787
                                          ------------          Pharmaceuticals - 2.04%
                                                                  Biovail Corporation                9,000          219,510
Entertainment - 1.79%                                                                                          ------------
* Scientific Games Corporation   5,800         193,082
                                          ------------          Real Estate Investment Trust - 1.10%
                                                                  RAIT Financial Trust               4,200          118,230
                                                                                                               ------------


                                                                                                                (Continued)


THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                              Market Value
                                     Shares    (Note 1)
----------------------------------------------------------      -------------------------------------------------------------------

COMMON STOCKS - (Continued)                                     Summary of Investments by Industry

Retail - 7.59%                                                                                   % of Net
* Bed Bath & Beyond, Inc.             2,300   $    93,702       Industry                           Assets         Market Value
  Best Buy Co., Inc.                  5,100       237,915       -------------------------------------------------------------------
  Circuit City Stores, Inc.           7,700       134,365       Agriculture                        2.90%      $    312,647
  J.C. Penney Company, Inc.           2,000       158,180       Apparel                            2.09%           224,618
  Staples, Inc.                       7,800       193,440       Beverages                          1.95%           209,745
                                              -----------       Biotechnology                      1.42%           152,900
                                                  817,602       Communication Equipment            2.11%           227,712
                                              -----------       Computers                          2.39%           257,040
                                                                Computer Services                  5.92%           637,504
Semiconductors - 9.46%                                          Distribution/Wholesale             1.27%           136,442
  Applied Materials, Inc.             6,100       117,242       Diversified Financial Services     2.64%           284,519
* Broadcom Corporation                6,150       200,182       Electric                           2.32%           249,424
* MEMC Electronic Materials, Inc.     8,300       455,504       Engineering & Construction         2.22%           238,787
  Microchip Technology, Inc.          6,100       246,074       Entertainment                      1.79%           193,082
                                              -----------       Food                               1.89%           203,352
                                                1,019,002       Healthcare - Products              6.66%           717,678
                                              -----------       Healthcare - Services             10.98%         1,182,857
                                                                Internet                           3.35%           360,606
Software - 4.65%                                                Investment Company
* Activision, Inc.                   15,044       300,880         (Closed-ended)                   2.44%           262,872
* Nuance Communications, Inc.        13,000       200,330       Investment Company
                                              -----------         (Open-ended)                     0.88%            94,920
                                                  501,210       Lodging                            2.94%           316,851
                                              -----------       Media                              2.03%           218,868
                                                                Office/Business Equipment          2.27%           244,200
Telecommunications - 4.90%                                      Oil & Gas Services                 2.41%           260,088
* Anixter International, Inc.         3,400       243,440       Packaging & Containers             2.02%           217,530
    Qualcomm, Inc.                    6,500       284,700       Pharmaceuticals                    2.04%           219,510
                                              -----------       Real Estate Investment Trust       1.10%           118,230
                                                  528,140       Retail                             7.59%           817,602
                                              -----------       Semiconductors                     9.46%         1,019,002
                                                                Software                           4.65%           501,210
Total Common Stocks (Cost $7,726,718)          10,313,016       Telecommunications                 4.90%           528,140
                                              -----------       ------------------------------------------------------------------
                                                                Total                             96.63%      $ 10,407,936
INVESTMENT COMPANY (Open-ended) - 0.88%
   Merrimac U.S. Government Series Fund, 5.07%
           (Cost $94,920)            94,920        94,920
                                              -----------

Total Investments
        (Cost $7,821,638) - 96.63%            $10,407,936
Other Assets less Liabilities - 3.37%             362,730
                                              -----------


Net Assets - 100.00%                          $10,770,666
                                              ===========

* Non-income producing investment.
u American Depositary Receipt.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)
SA de CV - Convertible Securities (Mexican)


See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $7,821,638) ................................................................   $  10,407,936
   Receivables:
      Investments sold ....................................................................................         353,090
      Fund shares sold ....................................................................................           1,875
      Dividends ...........................................................................................           3,115
   Prepaid expenses
      Fund accounting fees (note 2) .......................................................................           4,500
      Compliance services fees (note 2) ...................................................................             379
      Other expenses ......................................................................................          12,945
                                                                                                              -------------
   Total assets ...........................................................................................      10,783,840
                                                                                                              -------------
Liabilities:
   Payables:
      Fund shares repurchased .............................................................................             595
   Accrued expenses .......................................................................................          12,579
                                                                                                              -------------
   Total liabilities ......................................................................................          13,174
                                                                                                              -------------
Net Assets ................................................................................................   $  10,770,666
                                                                                                              =============
Net Assets Consist of:
   Capital ................................................................................................   $  72,387,625
   Accumulated net investment loss ........................................................................        (122,565)
   Accumulated net realized loss on investments ...........................................................     (64,080,692)
   Net unrealized appreciation on investments .............................................................       2,586,298
                                                                                                              -------------
   Total Net Assets .......................................................................................   $  10,770,666
                                                                                                              =============
Institutional Shares Outstanding, no par value (unlimited authorized shares) ..............................         400,910
   Net Assets - Institutional Shares ......................................................................   $   5,998,660
   Net Asset Value, Maximum Offering Price and Redemption Price Per Share .................................   $       14.96
                                                                                                              -------------
Class A Investor Shares Outstanding, no par value (unlimited authorized shares) ...........................         338,627
   Net Assets - Class A Investor Shares ...................................................................   $   4,772,006
   Net Asset Value and Redemption Price Per Share .........................................................   $       14.09
                                                                                                              -------------
   Maximum Offering Price Per Share (Net Asset Value / 0.97) ..............................................   $       14.53
                                                                                                              =============





See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends ...........................................................................................      $      51,771
      Foreign tax withheld .............................................................................             (1,663)
                                                                                                              -------------
   Total Investment Income .............................................................................             50,108
                                                                                                              -------------
Expenses:
   Advisory fees (note 2) ..............................................................................             53,571
   Administration fees (note 2) ........................................................................             16,518
   Transfer agent fees (note 2) ........................................................................             13,500
   Fund accounting fees (note 2) .......................................................................             27,536
   Compliance services fees (note 2) ...................................................................              3,843
   Custody fees (note 2) ...............................................................................              3,303
   Distribution and service fees - Class A Investor Shares (note 3) ....................................              5,633
   Legal fees ..........................................................................................              7,439
   Audit and tax preparation fees ......................................................................              7,439
   Chief Compliance Officer fees .......................................................................              4,490
   Registration and filing administration fees (note 2) ................................................              4,463
   Registration and filing expenses ....................................................................             20,075
   Shareholder servicing expenses ......................................................................              1,240
   Printing expenses ...................................................................................                496
   Trustee fees and meeting expenses ...................................................................              3,967
   Securities pricing fees .............................................................................              2,232
   Other operating expenses ............................................................................              2,480
                                                                                                              -------------
   Total Expenses ......................................................................................            178,225
                                                                                                              -------------
   Expense reductions (note 7) .........................................................................             (5,552)
                                                                                                              -------------
   Net Expenses ........................................................................................            172,673
                                                                                                              -------------
Net Investment Loss ....................................................................................           (122,565)
                                                                                                              -------------
Realized and Unrealized Gain on Investments

   Net realized gain from investment transactions ......................................................          1,653,420
   Change in unrealized appreciation on investments ....................................................            322,109
                                                                                                              -------------
Realized and Unrealized Gain on Investments ............................................................          1,975,529
                                                                                                              -------------
Net Increase in Net Assets Resulting from Operations ...................................................      $   1,852,964
                                                                                                              =============



See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statements of Changes in Net Assets

                                                                                      April 30,            October 31,
For the six month period and fiscal year ended,                                       2007 (a)                2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss .................................................         $    (122,565)         $    (286,610)
   Net realized gain from investment transactions ......................             1,653,420              3,273,333
   Change in unrealized appreciation on investments ....................               322,109             (1,513,919)
                                                                                 -------------          -------------
Net Increase in Net Assets Resulting from Operations ...................             1,852,964              1,472,804
                                                                                 -------------          -------------
Capital Share Transactions: (note 6)
   Institutional Shares
         Shares sold ...................................................                80,809                538,456
         Shares repurchased ............................................            (4,458,571)            (9,419,401)
   Class A Investor Shares
         Shares sold ...................................................                59,908                109,277
         Shares repurchased ............................................              (274,954)            (1,201,155)
                                                                                 -------------          -------------
Decrease from Capital Share Transactions ...............................            (4,592,808)            (9,972,823)
                                                                                 -------------          -------------
Net Decrease in Net Assets .............................................            (2,739,844)            (8,500,019)
                                                                                 =============          =============
Net Assets:
   Beginning of Period .................................................            13,510,510             22,010,529
   End of Period .......................................................         $  10,770,666          $  13,510,510
                                                                                 -------------          -------------
Accumulated net investment loss ........................................         $    (122,565)         $         -
                                                                                 -------------          -------------
(a) Unaudited.










See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Financial Highlights
                                                                      Institutional Shares
For a share outstanding during the                                                     October 31,
                                                April 30,     ---------------------------------------------------------------------
six month period or fiscal year ended,          2007 (a)      2006          2005          2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ....... $  12.58      $  11.84      $  10.33      $  10.09      $   7.39      $    9.65
                                             --------      --------      --------      --------      --------      ---------
Income (Loss) from Investment Operations
        Net investment loss ................    (0.17)        (0.27)        (0.16)        (0.14)        (0.10)         (0.09)
        Net realized and unrealized
              gain (loss) on securities ....     2.55          1.01          1.67          0.38          2.80          (2.16)
                                             --------      --------      --------      --------      --------      ---------
Total from Investment Operations ...........     2.38          0.74          1.51          0.24          2.70          (2.25)
                                             --------      --------      --------      --------      --------      ---------
Less Distributions:
        Distributions (from capital gains) .     -              -             -             -             -            (0.01)
                                             --------      --------      --------      --------      --------      ---------
Total Distributions ........................     -              -             -             -             -            (0.01)
                                             --------      --------      --------      --------      --------      ---------
Net Asset Value, End of Period ............. $  14.96      $  12.58      $  11.84      $  10.33      $  10.09      $    7.39
                                             ========      ========      ========      ========      ========      =========
Total return ...............................    18.92 %        6.25 %       14.62 %        2.28 %       36.54 %       (23.34)%
                                             ========      ========      ========      ========      ========      =========
Net Assets, End of Period
        (in thousands) ..................... $  5,999      $  9,297      $ 17,012      $ 21,282      $ 29,451      $  43,565
Average Net Assets for the Period
        (in thousands) ..................... $  6,259      $ 13,980      $ 19,252      $ 23,104      $ 33,836      $  56,491

Ratios of:
Gross Expenses to Average Net Assets (b) ...     3.21 % (c)    2.11 %        1.97 %        1.77 %        1.35 %         1.26 %
Net Expenses to Average Net Assets (b) .....     3.11 % (c)    2.05 %        1.94 %        1.70 %        1.25 %         1.20 %
Net Investment Loss to
        Average Net Assets .................    (2.14)% (c)   (1.46)%       (1.22)%       (1.28)%       (0.86)%        (0.97)%

Portfolio turnover rate ....................    28.42 %       71.14 %       78.03 %       78.37 %       85.67 %       104.17 %


(a)  Unaudited.
(b)  The expense  ratios  listed above reflect  total  expenses  prior to any reimbursements  (gross expense ratio)
     and after any reimbursements  (net expense ratio).
(c)  Annualized.







See Notes to Financial Statements                                                                                  (Continued)

THE CHESAPEAKE GROWTH FUND

Financial Highlights
                                                                          Class A Investor Shares
For a share outstanding during the                                                       October 31,
                                                  April 30,        ----------------------------------------------------------------
six month period or fiscal year ended,            2007 (a)         2006          2005           2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ........... $  11.87       $  11.14      $   9.75      $   9.54      $   7.05      $   9.28
                                                 --------       --------      --------      --------      --------      --------
Income (Loss) from Investment Operations
        Net investment loss ....................    (0.17)         (0.24)        (0.19)        (0.17)        (0.16)        (0.17)
        Net realized and unrealized
              gain (loss) on securities ........     2.39           0.97          1.58          0.38          2.65         (2.05)
                                                 --------       --------      --------      --------      --------      --------
Total from Investment Operations ...............     2.22           0.73          1.39          0.21          2.49         (2.22)
                                                 --------       --------      --------      --------      --------      --------
Less Distributions:
        Distributions (from capital gains) .....      -              -             -             -             -           (0.01)
                                                 --------       --------      --------      --------      --------      --------
Total Distributions ............................      -              -             -             -             -           (0.01)
                                                 --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period ................. $  14.09       $  11.87      $  11.14      $   9.75      $   9.54      $   7.05
                                                 ========       ========      ========      ========      ========      ========
Total return (d) ...............................    18.70 %         6.55 %       14.26 %        1.99 %       35.32 %      (23.95)%
                                                 ========       ========      ========      ========      ========      ========
Net Assets, End of Period
        (in thousands) ......................... $  4,772       $  4,213      $  4,999      $  6,778      $  8,587      $  8,452
Average Net Assets for the Period
        (in thousands) ......................... $  4,544       $  4,870      $  5,902      $  7,757      $  8,172      $ 12,853

Ratios of:
Gross Expenses to Average Net Assets (b) .......     3.49 % (c)     2.39 %        2.22 %        2.02 %        2.25 %        1.93 %
Net Expenses to Average Net Assets (b) .........     3.38 % (c)     2.30 %        2.19 %        1.95 %        2.16 %        1.87 %
Net Investment Loss to
        Average Net Assets .....................    (2.49)% (c)    (1.71)%       (1.46)%       (1.54)%       (1.77)%       (1.63)%

Portfolio turnover rate ........................    28.42 %        71.14 %       78.03 %       78.37 %       85.67 %      104.17 %


(a)  Unaudited.
(b)  The expense ratios listed above reflect total expenses prior to any reimbursements (gross expense ratio)
     and after any reimbursements  (net expense ratio).
(c)  Annualized.
(d)  Total return does not reflect payment of a sales charge.





See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies      for which  representative  market quotations are not
                                                           readily  available  (e.g.,  if the exchange on which
The Chesapeake  Growth Fund (the "Fund") is a series       the portfolio  security is principally traded closes
fund.   The  Fund  is  part  of  the  Gardner  Lewis       early  or if  trading  of the  particular  portfolio
Investment Trust (the "Trust"),  which was organized       security  is  halted  during  the day and  does  not
as a Massachusetts  business trust and is registered       resume   prior  to  the  Fund's   net  asset   value
under the Investment  Company Act of 1940 (the "1940       calculation)  or which cannot be  accurately  valued
Act"),  as  amended,  as  an  open-ended  management       using  the  Fund's  normal  pricing  procedures  are
investment  company.   The  Fund  is  classified  as       valued at fair  value as  determined  in good  faith
diversified as defined in the 1940 Act.                    under policies approved by the Trustees.  Fair value
                                                           pricing  may be used,  for  example,  in  situations
The Chesapeake  Growth Fund commenced  operations on       where (i) a portfolio  security is so thinly  traded
August  12,  1992.   The  Fund  changed  its  fiscal       that  there  have  been  no  transactions  for  that
year-end  from  February 28 to October 31  beginning       security over an extended  period of time;  (ii) the
with the fiscal period ended  October 31, 2001.  The       exchange   on  which  the   portfolio   security  is
investment  objective of the Fund is to seek capital       principally traded closes early; or (iii) trading of
appreciation through investment in equity securities       the portfolio  security is halted during the day and
of  medium  and  large   capitalization   companies,       does not resume  prior to the Fund's net asset value
consisting  primarily of common and preferred stocks       calculation.  A portfolio  security's  "fair  value"
and securities convertible into common stocks.             price may differ from the price next  available  for
                                                           that  portfolio  security  using the  Fund's  normal
The    Institutional    Shares   are    offered   to       pricing procedures.  Investment companies are valued
institutional  investors  without a sales charge and       at net asset value.  Instruments  with maturities of
bear no  distribution  and service fees. The Class A       60 days or less are valued at amortized cost,  which
Investor  Shares are offered with a sales charge and       approximates market value.
bear distribution fees.
                                                           Investment Transactions and Investment Income
Each class of shares  has equal  rights as to assets       Investment  transactions are accounted for as of the
of the Fund,  and the classes are  identical  except       date purchased or sold (trade date). Dividend income
for differences in their sales charge structures and       is  recorded  on  the  ex-dividend   date.   Certain
ongoing   distribution  and  service  fees.  Income,       dividends from foreign  securities  will be recorded
expenses (other than  distribution and service fees,       as soon as the Trust is informed of the  dividend if
which are only attributable to the Investor Shares),       such  information  is  obtained  subsequent  to  the
and  realized  and  unrealized  gains or  losses  on       ex-dividend date. Interest income is recorded on the
investments  are  allocated  to each class of shares       accrual basis and includes amortization of discounts
based upon its  relative  net assets.  Both  classes       and premiums. Gains and losses are determined on the
have equal voting privileges, except where otherwise       identified cost basis,  which is the same basis used
required by law or when the Board of  Trustees  (the       for federal income tax purposes.
"Trustees")  determines  that the matter to be voted
on affects only the interests of the shareholders of       Expenses
a particular class.                                        The Fund bears expenses incurred specifically on its
                                                           behalf  as  well  as  a  portion  of  general  Trust
The   following   accounting   policies   have  been       expenses,  which are allocated  according to methods
consistently   followed  by  the  Fund  and  are  in       approved annually by the Trustees.
conformity  with  accounting   principles  generally
accepted  in the  United  States of  America  in the       Dividend Distributions
investment company industry.                               The Fund may declare and  distribute  dividends from
                                                           net    investment    income   (if   any)   annually.
Investment Valuation                                       Distributions   from  capital  gains  (if  any)  are
The Fund's  investments in securities are carried at       generally  declared and  distributed  annually.  The
value. Securities listed on an exchange or quoted on       Fund  may  also  make  a  supplemental  distribution
a  national  market  system  are  valued at the last       subsequent to the end of its fiscal year.  Dividends
sales price as of 4:00 p.m. Eastern Time. Securities       and  distributions  to shareholders  are recorded on
traded in the  NASDAQ  over-the-counter  market  are       ex-date.
generally  valued  at the  NASDAQ  Official  Closing
Price.    Other    securities    traded    in    the       Estimates
over-the-counter  market and listed  securities  for       The   preparation   of   financial   statements   in
which no sale was  reported  on that date are valued       conformity  with  accounting   principles  generally
at the most recent bid price.  Securities and assets       accepted  in the United  States of America  requires
                                                           management to make  estimates and  assumptions  that
                                                                                                    (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

affect the amount of assets,  liabilities,  expenses      Transfer Agent
and revenues  reported in the financial  statements.      North Carolina Shareholder Services,  LLC ("Transfer
Actual results could differ from those estimates.         Agent")  serves as transfer,  dividend  paying,  and
                                                          shareholder   servicing   agent  for  the  Fund.  It
Federal Income Taxes                                      receives  compensation for its services based upon a
No  provision  for income  taxes is  included in the      $15 per shareholder  per year,  subject to a minimum
accompanying  financial  statements,   as  the  Fund      fee of  $1,500  per  month,  plus $750 per month for
intends to  distribute to  shareholders  all taxable      each additional class of shares.
investment  income and realized  gains and otherwise
complies with  Subchapter M of the Internal  Revenue      Distributor
Code applicable to regulated investment companies.        Capital  Investment Group, Inc. (the  "Distributor")
                                                          serves  as  the  Fund's  principal  underwriter  and
2.   Transactions with Affiliates                         distributor.  The  Distributor  receives  any  sales
                                                          charges  imposed  on  purchases  of Class A Investor
Advisor                                                   shares and re-allocates a portion of such charges to
The Fund  pays a  monthly  advisory  fee to  Gardner      dealers  through whom the sale was made, if any. For
Lewis Asset  Management,  (the "Advisor") based upon      the six  month  period  ended  April 30,  2007,  the
the annual rate of 1.00% of the Fund's average daily      Distributor  retained sales charges in the amount of
net assets.                                               $87.

Administrator                                             Certain  Trustees and officers of the Trust are also
The Fund  pays a monthly  administration  fee to The      officers  of the  Advisor,  the  Distributor  or the
Nottingham Company (the "Administrator")  based upon      Administrator.
the average daily net assets of the respective share
class and calculated at the annual rates as shown in      3.   Distribution and Service Fees
the schedule provided below. The Administrator  also
receives a fee to procure and pay the  custodian for      The  Trustees,  including a majority of the Trustees
the   Fund,   additional   compensation   for   fund      who are not  "interested  persons"  of the  Trust as
accounting and recordkeeping  service and additional      defined in the Act, adopted a distribution plan with
compensation  for certain  costs  involved  with the      respect to the Class A Investor  Shares  pursuant to
daily  valuation of securities and as  reimbursement      Rule  12b-1  of the Act  (the  "Plan").  Rule  12b-1
for out-of-pocket  expenses (which are immaterial in      regulates the manner in which a regulated investment
amount). A breakdown of these is provided below.          company  may  assume  costs  of   distributing   and
                                                          promoting  the sales of its shares and  servicing of
Compliance Services                                       its shareholder accounts. The Plan provides that the
The Nottingham  Compliance Services,  LLC, ("NCS") a      Fund may incur certain  costs,  which may not exceed
fully owned  affiliate  of the  Nottingham  Company,      0.25% per annum of the  average  daily net assets of
provides  services  which  assists the Trust's Chief      Class  A  Investor  Shares  for  each  year  elapsed
Compliance  Officer in  monitoring  and  testing the      subsequent  to adoption of the Plan,  for payment to
policies and  procedures of the Trust in conjunction      the   Distributor  and  others  for  items  such  as
with requirements under Rule 38a-1 of the Securities      advertising expenses, selling expenses, commissions,
and  Exchange  Commission.  For the six month period      travel  or other  expenses  reasonably  intended  to
ended April 30, 2007, NCS received  $3,843 for these      result  in sales of Class A  Investor  Shares of the
services.                                                 Fund or support  servicing of shareholder  accounts.
                                                          The Fund incurred $5,633 in distribution and service
                                                          fees under the Plan with respect to Class A Investor
                                                          Shares  for the six  month  period  ended  April 30,
                                                          2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Fund Accounting
  Administration Fees                     Custody Fees (1)           Fund                  Asset Based Fees
                                                                  Accounting                                        Blue Sky
Average Net        Annual          Average Net        Annual         Fees             Average Net      Annual     Administration
  Assets            Rate             Assets            Rate        (monthly)            Assets         Rate       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
 Annual Fee       $12,500       First $100 Million     0.020%       $4,500            All Assets       0.01%      $150 per state
 All Assets         0.075%      Over  $100 Million     0.009%
-----------------------------------------------------------------------------------------------------------------------------------
(1) Subject to a minimum of $400 per month.                                                                        (Continued)



THE CHESAPEAKE GROWH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

4.   Purchases and Sales of Investment Securities         ----------------------------------------------------
                                                          Capital Loss Carry-forward Expiration Schedule
For the six month period  ended April 30, 2007,  the      For the year ended October 31, 2006
aggregate  cost of purchases and proceeds from sales          October 31, 2009             October 31, 2010
of  investment   securities   (excluding  short-term      ----------------------------------------------------
securities) were as follows:                                  $40,130,411                    $25,518,104
                                                          ----------------------------------------------------
----------------------------------------------------
                                      Proceeds from       The   aggregate   cost   of   investments   and  the
  Purchases of Securities       Sales of Securities       composition   of   unrealized    appreciation    and
----------------------------------------------------      depreciation  of investment  securities  for federal
      $3,092,794                       $7,927,602         income tax  purposes  as of April 30, 2007 are noted
----------------------------------------------------      below.  The net unrealized  appreciation as of April
                                                          30,  2007  is  $2,500,701.  The  primary  difference
There were no purchases  or sales of long-term  U.S.      between book and tax appreciation or depreciation of
Government  Obligations  during the six month period      investments is wash sale loss deferrals.
ended April 30, 2007.
                                                          ----------------------------------------------------
5.   Federal Income Tax                                                            Aggregate Gross Unrealized
                                                                                ------------------------------
The  information   shown  in  the  following  tables      Federal Tax
represent:  (1) tax components of capital (2) losses        Cost           Appreciation       Depreciation
or deductions the Fund may be able to offset against      ----------------------------------------------------
income and gains  realized  in future  years,  as of       $7,907,235       $2,695,795          $195,094
October 31, 2006 and (3) unrealized  appreciation or      ----------------------------------------------------
depreciation  of investments  for federal income tax
purposes,  as of April 30, 2007.  For the year ended      The amount of dividends and  distributions  from net
October  31,  2006,   there  was  no   undistributed      investment income and net realized capital gains are
ordinary income or undistributed long-term gains.         determined  in  accordance  with federal  income tax
                                                          regulations which may differ from generally accepted
----------------------------------------------------      accounting principles.  These differences are due to
   Accumulated                           Net Tax          differing   treatments   for   items   such  as  net
  Capital Losses                      Appreciation        short-term  gains,  deferral  of wash  sale  losses,
----------------------------------------------------      foreign currency transactions, net investment losses
     $65,648,515                       $2,178,592         and capital loss  carry-forwards.  Certain permanent
----------------------------------------------------      differences  such as tax  returns of capital and net
                                                          investment  losses,  if  any,  would  be  classified
Accumulated capital losses noted below represent net      against   capital.   There  were  no   dividends  or
capital loss carry-forwards, as of October 31, 2006,      distributions  of  net  investment   income  or  net
that may be  available  to  offset  future  realized      realized  gains paid  during  the fiscal  year ended
capital  gains and  thereby  reduce  future  taxable      October 31, 2005 and October 31, 2006.
gains  distributions.  The  table  below  shows  the
expiration dates of the carryovers.

6.   Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------

                                                      Institutional  Class                Class A Investor  Class
For the six month period                          April 30,        October 31,         April 30,        October 31,
or fiscal year ended:                               2007              2006*              2007              2006*
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
          Shares sold .....................         5,893            43,049              4,476             7,456
          Reinvested distributions ........             -                 -                  -                 -
          Shares repurchased ..............      (343,921)         (740,616)           (20,947)         (101,009)
Net Decrease in Capital Shares ............      (338,028)         (697,567)           (16,471)          (93,553)
Shares Outstanding, Beginning of Period ...       738,938         1,436,505            355,098           448,651
Shares Outstanding, End of Period .........       400,910           738,938            338,627           355,098
-----------------------------------------------------------------------------------------------------------------------------------
* Audited.

                                                                                                       (Continued)


THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

7.   Expense Reductions                                   9.   Commitments and Contingencies

The advisor has transacted  certain portfolio trades      Under  the  Trust's  organizational  documents,  its
with  brokers  who  paid a  portion  of  the  Fund's      officers  and  Trustees  are   indemnified   against
expenses.  For the six month  period ended April 30,      certain  liabilities  arising out of the performance
2007,  the Fund's  expenses  were  reduced by $5,552      of their  duties to the Fund.  In  addition,  in the
under these agreements.                                   normal  course of business,  the Trust  entered into
                                                          contracts  with its vendors,  on behalf of the Fund,
8.   New Accounting Pronouncements                        and    others     that     provide    for    general
                                                          indemnifications.  The Fund's maximum exposure under
In  September   2006,   the   Financial   Accounting      these arrangements is unknown, as this would involve
Standards Board (FASB) issued Statement on Financial      future claims that may be made against the Fund. The
Accounting  Standards  (SFAS) No.  157,  "Fair Value      Fund expects that risk of loss to be remote.
Measurements."  This  standard  establishes a single
authoritative  definition of fair value and sets out
a framework  for  measuring  fair value and requires
additional     disclosures    about    fair    value
measurements.  SFAS No.  157  applies  to fair value
measurements   already   required  or  permitted  by
existing  standards.  SFAS No. 157 is effective  for
financial   statements   issued  for  fiscal   years
beginning   after  November  15,  2007  and  interim
periods  within those fiscal  years.  The changes to
current  generally  accepted  accounting  principles
from the application of this Statement relate to the
definition  of  fair  value,  the  methods  used  to
measure  fair value,  and the  expanded  disclosures
about fair value measurements. As of April 30, 2007,
management of the Fund does not believe the adoption
of SFAS No. 157 will impact the amounts  reported in
the  financial   statements,   however,   additional
disclosures may be required about the inputs used to
develop the  measurements  and the effect of certain
of the  measurements  reported on the  statement  of
changes in net assets for a fiscal period.

On July 13, 2006, FASB released FASB  Interpretation
No. 48 "Accounting  for Uncertainty in Income Taxes"
(FIN 48). FIN 48 provides guidance for how uncertain
tax  positions   should  be  recognized,   measured,
presented and disclosed in the financial statements.
FIN 48  requires  the  evaluation  of tax  positions
taken  or  expected  to be taken  in the  course  of
preparing   the  Fund's  tax  returns  to  determine
whether the tax positions are "more-likely-than-not"
of being  sustained by the applicable tax authority.
Tax    positions    not    deemed    to   meet   the
more-likely-than-not  threshold would be recorded as
a tax  benefit  or  expense  in  the  current  year.
Adoption of FIN 48 is required beginning after April
30,  2008 and is to be applied to all open tax years
as of the effective  date. At this time,  management
is evaluating the  implications  of FIN 48. Although
not yet  determined,  management does not expect FIN
48 to  have  a  material  impact  on  the  financial
statements.



THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Proxy Voting Policies and Voting Record              removal  of  Deloitte  & Touche  LLP were  there any
                                                          disagreements  with  Deloitte  &  Touche  LLP on any
A copy of the Trust's  Proxy  Voting and  Disclosure      matter  of   accounting   principles  or  practices,
Policy and the Advisor's Proxy Voting and Disclosure      financial statement disclosure, or auditing scope or
Policy  are  included  as  Appendix  B to the Fund's      procedure,  which disagreements,  if not resolved to
Statement   of   Additional   Information   and   is      the  satisfaction  of Deloitte & Touche  LLP,  would
available,  without charge, upon request, by calling      have  caused  it to make  reference  to the  subject
1-800-430-3863.  Information  regarding how the Fund      matter of the  disagreements  in connection with its
voted  proxies  relating  to  portfolio   securities      report. At no time preceding the removal of Deloitte
during the most recent 12-month period ended June 30      & Touche  LLP did any of the  events  enumerated  in
is available (1) without  charge,  upon request,  by      paragraphs  (1)(v)(A)  through (D) of Item 304(a) of
calling the Fund at the number  above and (2) on the      Regulation S-K occur.
SEC's website at http://www.sec.gov.
                                                          The Trust engaged Briggs,  Bunting & Dougherty,  LLP
2.   Quarterly Portfolio Holdings                         as its new independent  registered public accounting
                                                          firm on October 13, 2005.  At no time  preceding the
The Fund files its  complete  schedule of  portfolio      engagement of Briggs,  Bunting & Dougherty,  LLP did
holdings  with  the  SEC  for the  first  and  third      the Fund consult  Briggs,  Bunting & Dougherty,  LLP
quarters of each fiscal year on Form N-Q. The Fund's      regarding  either (i) the  application of accounting
Forms  N-Q are  available  on the SEC's  website  at      principles  to  a  specified   transaction,   either
http://www.sec.gov.  You may review and make  copies      completed or proposed,  or the type of audit opinion
at the SEC's Public  Reference  Room in  Washington,      that  might  be  rendered  on the  Fund's  financial
D.C.  You may  also  obtain  copies  after  paying a      statement,  or  (ii)  any  matter  that  was  either
duplicating   fee  by  writing   the  SEC's   Public      subject of a disagreement or a reportable  event, as
Reference Section, Washington, D.C. 20549-0102 or by      such  terms are  defined  in Item 304 of  Regulation
electronic  request  to  publicinfo@sec.gov,  or  is      S-K.
available,  without charge, upon request, by calling
the  fund  at  1-800-430-3863.  Information  on  the
operation  of  the  Public  Reference  Room  may  be
obtained by calling the SEC at 202-942-8090.

3.   Changes in Registrant's Certifying Accountant

On  October  13,  2005,  Deloitte  & Touche  LLP was
removed  as  the   independent   registered   public
accounting firm for the Trust, effective immediately
upon the  completion of the audit of the October 31,
2005 financial statements. Deloitte & Touche LLP was
previously  engaged  as the  independent  registered
public accounting firm to audit the Fund's financial
statements.

Deloitte & Touche LLP issued reports on the Fund's financial statements as of October 31, 2004 and October 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove Deloitte & Touche LLP was approved by the Trust's Audit Committee and ratified by the Board of Trustees. At no time preceding the





The Chesapeake Growth Fund
is a series of
Gardner Lewis Investment Trust











For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Gardner Lewis Asset Management
116 South Franklin Street                      285 Wilmington-West Chester Pike
Post Office Drawer 4365                        Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-430-3863                                 1-800-430-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               chesapeakefunds.com

Semi-Annual Report 2007







                                                             THE CHESAPEAKE CORE
                                                                     GROWTH FUND
                                                                  April 30, 2007
                                                                     (Unaudited)















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of the principal amount  invested.  There can be no assurance that the Fund will be successful in meeting its investment  objective.  Investment in the Fund is also subject to the following risks:  equity  securities  risk,  market risk, portfolio turnover risk,  short-term  investments risk, investment advisor risk, overweighting  in certain  market  sectors risk and market  segment  risk.  More information  about  these  risks  and  other  risks  can be found in the  Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment  objectives,  risks,  and charges and expenses of the Fund carefully before  investing.  The prospectus  contains this and other  information  about the Fund. A copy of the prospectus is available at
www.nottinghamco.com  or by calling Shareholder Services at 1-800-430-3863.  The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This Semi-Annual  Report was first  distributed to shareholders on or about June
29, 2007.

For More Information on Your Chesapeake Core Growth Fund:

                 See Our Web site @ www.chesapeakefunds.com
                          or
                 Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
Example - As a  shareholder  of the Fund,  you incur  ongoing  costs,  including management  fees,  distribution  (12b-1)  fees,  and other Fund  expenses.  This example is intended to help you  understand  your ongoing  costs (in dollars) of investing  in the Fund and to  compare  these  costs with the  ongoing  costs of investing in other mutual funds. The example is based on an investment of $1,000 invested  at the  beginning  of the  period  and held for the  entire  period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                            Beginning                 Ending
                                          Account Value            Account Value           Expenses Paid
Expense Examples                         November 1, 2006         April 30, 2007           During Period*
------------------------------------------------------------------------------------------------------------------
Actual                                      $1,000.00               $1,119.30                  $7.09
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)    $1,000.00               $1,018.10                  $6.76
------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurredin the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.35%.  The values under  "Expenses  Paid During  Period" are equal to the  annualized  expense ratio  multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)



THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                       Market Value
                                   Shares         (Note 1)                                             Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.94%                                               Healthcare - Services - 6.79%
                                                                       CIGNA Corporation                187,150    $    29,118,669
Agriculture - 2.38%                                                  * Humana Inc.                      466,570         29,505,887
  Monsanto Company                 375,660    $    22,160,183        * Tenet Healthcare Corporation     622,680          4,620,286
                                              ---------------                                                      ---------------
                                                                                                                        63,244,842
Apparel - 3.61%                                                                                                    ---------------
* Coach, Inc.                      410,795         20,059,120
  Nike, Inc.                       252,600         13,605,036        Insurance - 2.04%
                                              ---------------          Metlife, Inc.                    289,200         19,000,440
                                                   33,664,156                                                      ---------------
                                              ---------------
                                                                     Internet - 4.21%
Commercial Services - 1.95%                                          * Google Inc.                       66,353         31,277,477
  McKesson HBOC, Inc.              308,400         18,143,172        * Yahoo! Inc.                      282,600          7,924,104
                                              ---------------                                                      ---------------
                                                                                                                        39,201,581
Communication Equipment - 2.04%                                                                                    ---------------
* Corning Incorporated             803,200        19,051,904
                                              --------------         Investment Company (Closed-ended) - 2.39%
                                                                       American Capital Strategies,
Computers - 3.98%                                                         Ltd.                          458,400         22,314,912
* Apple Computer, Inc.             144,600        14,431,080                                                       ---------------
* NCR Corporation                  449,245        22,641,948
                                              --------------         Lodging - 2.90%
                                                  37,073,028           Wynn Resorts, Ltd.               264,111         26,994,785
                                              --------------                                                       ---------------

Cosmetics/Personal Care - 2.15%                                      Media - 3.33%
  Procter & Gamble Company         311,095        20,006,519         * Comcast  Corporation           1,176,281         31,053,818
                                              --------------         * Gemstar - TV Guide
                                                                          International, Inc.               390              1,732
Diversified Financial Services -  12.11%                                                                           ---------------
  American Express Company         392,000        23,782,640                                                            31,055,550
  Capital One Financial                                                                                            ---------------
     Corporation                    62,800         4,663,528
  Chicago Mercantile Exchange                                        Miscellaneous Manufacturers - 4.97%
     Holdings, Inc.                 31,994        16,532,899           Danaher Corporation              251,055         17,872,605
   Morgan Stanley                  225,300        18,927,453           General Electric Company         518,400         19,108,224
  The Goldman Sachs Group,                                             Honeywell, Inc.                  172,650          9,354,177
     Inc.                          139,400        30,474,234                                                       ---------------
  UBS AG                           283,600        18,405,640                                                            46,335,006
                                              --------------                                                       ---------------
                                                 112,786,394
                                              --------------         Office/Business Equipment - 2.07%
                                                                     * Xerox Corporation              1,041,200         19,262,200
Food - 1.92%                                                                                                       ---------------
  The Hershey Company              325,820        17,907,067
                                              --------------         Oil & Gas Services - 2.48%
                                                                     * Weatherford International
Healthcare - Products - 7.58%                                             Ltd.                          441,350         23,166,462
* Alcon, Inc.                      152,300        20,549,839                                                       ---------------
  Baxter International Inc.        272,100        15,409,023
* Boston Scientific Corporation  1,639,375        25,311,950         Pharmaceuticals - 3.48%
  Medtronic, Inc.                  176,400         9,336,852           Abbott Laboratories              320,000         18,118,400
                                              --------------         * Gilead Sciences, Inc.            175,140         14,312,441
                                                  70,607,664                                                       ---------------
                                              --------------                                                            32,430,841



                                                                                                                      (Continued)


THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value
                                   Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)                                         The following acronyms and abbreviations are used in this
                                                                    portfolio:
Retail - 11.80%
* Bed Bath & Beyond, Inc.         266,000    $    10,836,840        AG - Aktiengesellschaft (Switzerland)
  Best Buy Co., Inc.              457,600         21,347,040        SAB de C.V. - Societe Anonyme (Mexico)
  Costco Wholesale Corporation    156,623          8,390,294
  CVS Corporation                 696,400         25,237,536        Summary of Investments by Industry
  J.C. Penney Company, Inc.       118,400          9,364,256                                        % of Net           Market
  Staples, Inc.                   664,200         16,472,160        Industry                         Assets            Value
* Starbucks Corporation           590,400         18,314,208        ---------------------------------------------------------------
                                             ---------------        Agriculture                       2.38%      $    22,160,183
                                                 109,962,334        Apparel                           3.61%           33,664,156
                                             ---------------        Commercial Services               1.95%           18,143,172
                                                                    Communication Equipment           2.04%           19,051,904
Semiconductors - 7.67%                                              Computers                         3.98%           37,073,028
  Applied Materials, Inc.         237,500          4,564,750        Cosmetics/Personal Care           2.15%           20,006,519
* Broadcom Corporation            567,800         18,481,890        Diversified Financial Services   12.11%          112,786,394
* MEMC Electronic Materials,                                        Food                              1.92%           17,907,067
     Inc.                         591,500         32,461,520        Healthcare - Products             7.58%           70,607,664
  Microchip Technology, Inc.      394,325         15,907,071        Healthcare - Services             6.79%           63,244,842
                                             ---------------        Insurance                         2.04%           19,000,440
                                                  71,415,231        Internet                          4.21%           39,201,581
                                             ---------------        Investment Company
Software - 2.20%                                                    (Closed-ended)                    2.39%           22,314,912
* Adobe Systems, Inc.             492,285         20,459,365        Investment Company
                                             ---------------        (Open-ended)                      1.47%           13,657,687
                                                                    Lodging                           2.90%           26,994,785
Telecommunications - 4.89%                                          Media                             3.33%           31,055,550
u American Movil SAB de C.V.      390,770         20,527,148        Miscellaneous Manufacturers       4.97%           46,335,006
  Qualcomm, Inc.                  571,600         25,036,080        Office/Business Equipment         2.07%           19,262,200
                                             ---------------        Oil & Gas Services                2.48%           23,166,462
                                                  45,563,228        Pharmaceuticals                   3.48%           32,430,841
                                             ---------------        Retail                           11.80%          109,962,334
                                                                    Semiconductors                    7.67%           71,415,231
Total Common Stocks (Cost $787,992,088)          921,806,864        Software                          2.20%           20,459,365
                                             ---------------        Telecommunications                4.89%           45,563,228
                                                                    --------------------------------------------------------------
INVESTMENT COMPANY (Open-ended) - 1.47%                             Total                           100.41%      $   935,464,551
  Merrimac U.S. Government Series Fund, 5.07%
     (Cost $13,657,687)        13,657,687         13,657,687
                                             ---------------

Total Investments
  (Cost $801,649,775) - 100.41%              $   935,464,551
Liabilities in Excess of Other Assets - (0.41%)   (3,829,694)
                                             ---------------

Net Assets - 100.00%                         $   931,634,857
                                             ===============

* Non-income producing investment.
u American Depositary Receipt.





See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $801,649,775) ................................................    $    935,464,551
   Receivables:
      Investments sold ......................................................................          17,455,643
      Fund shares sold ......................................................................           2,158,980
      Dividends .............................................................................             483,457
      Transaction losses ....................................................................                 949
   Prepaid expenses
      Fund accounting fees ..................................................................               2,250
      Compliance services fees ..............................................................               4,356
      Other expenses ........................................................................              63,390
                                                                                                 ----------------
   Total assets .............................................................................         955,633,576
                                                                                                 ----------------
Liabilities:
   Payables:
      Investments purchased .................................................................          23,329,268
      Fund shares repurchased ...............................................................             390,200
   Due to affiliates:
      Advisor (note 2) ......................................................................              31,140
   Accrued expenses .........................................................................             248,111
                                                                                                 ----------------
   Total liabilities ........................................................................          23,998,719
                                                                                                 ----------------
Net Assets ..................................................................................    $    931,634,857
                                                                                                 ================
Net Assets Consist of:
   Capital ..................................................................................    $    759,689,471
   Accumulated net investment loss ..........................................................          (1,437,962)
   Accumulated net realized gain on investments .............................................          39,568,572
   Net unrealized appreciation on investments ...............................................         133,814,776
                                                                                                 ----------------
   Total Net Assets .........................................................................    $    931,634,857
                                                                                                 ================
   Shares Outstanding, no par value (unlimited authorized shares) ...........................          47,318,770
   Net Asset Value, Maximum Offering Price and Redemption Price Per Share ...................    $          19.69
                                                                                                 ================






See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends ................................................................................   $    4,569,500
      Foreign tax withheld ..................................................................         (192,014)
   Other Income .............................................................................            2,215
                                                                                                --------------
   Total Investment Income ..................................................................        4,379,701
                                                                                                --------------
Expenses:
   Advisory fees (note 2) ...................................................................        4,286,022
   Administration fees (note 2) .............................................................          327,702
   Transfer agent fees (note 2) .............................................................           32,422
   Fund accounting fees (note 2) ............................................................           56,360
   Compliance service fees (note 2) .........................................................            3,843
   Custody fees (note 2) ....................................................................           48,988
   Distribution and service fees (note 3) ...................................................        1,071,505
   Registration and filing administration fees (note 2) .....................................            4,016
   Schwab administration fees (note 8) ......................................................           62,390
   Legal fees ...............................................................................            6,447
   Audit and tax preparation fees ...........................................................            8,431
   Chief Compliance Officer fees ............................................................           20,339
   Registration and filing expenses .........................................................           38,991
   Shareholder servicing expenses ...........................................................           29,753
   Printing expenses ........................................................................           29,753
   Trustee fees and meeting expenses ........................................................            3,968
   Securities pricing fees ..................................................................            2,056
   Other operating expenses .................................................................           17,356
                                                                                                --------------
   Total Expenses ...........................................................................        6,050,342
                                                                                                --------------
   Expense reductions (note 7) ..............................................................         (119,626)
   Distribution and service fees waived (note 3) ............................................         (113,053)
                                                                                                --------------
   Net Expenses .............................................................................        5,817,663
                                                                                                --------------
Net Investment Loss .........................................................................       (1,437,962)
                                                                                                --------------
Realized and Unrealized Gain on Investments

   Net realized gain from investment transactions ...........................................       39,790,980
   Change in unrealized appreciation on investments .........................................       58,961,062
                                                                                                --------------
Realized and Unrealized Gain on Investments .................................................       98,752,042
                                                                                                --------------
Net Increase in Net Assets Resulting from Operations ........................................   $   97,314,080
                                                                                                ==============


See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statements of Changes in Net Assets

                                                                                      April 30,          October 31,
For the six month period or fiscal year ended                                         2007 (a)              2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ..................................................       $    (1,437,962)     $    (2,978,637)
   Net realized gain from investment transactions .......................            39,790,980            3,712,364
   Change in unrealized appreciation on investments .....................            58,961,062           40,886,054
                                                                                ---------------      ---------------
Net Increase in Net Assets Resulting from Operations ....................            97,314,080           41,619,781
                                                                                ---------------      ---------------
Distributions to Shareholders: (note 5)
   Net realized gain from investment transactions .......................            (3,268,190)          (9,525,379)
                                                                                ---------------      ---------------
Decrease in Net Assets Resulting from Distributions .....................            (3,268,190)          (9,525,379)
                                                                                ---------------      ---------------
Capital Share Transactions: (note 6)
   Shares sold ..........................................................           154,944,904          307,304,255
   Reinvested dividends and distributions ...............................             3,029,023            9,035,300
   Shares repurchased ...................................................          (112,668,860)        (184,199,034)
                                                                                ---------------      ---------------
Increase from Capital Share Transactions ................................            45,305,067          132,140,521
                                                                                ---------------      ---------------
Net Increase in Net Assets ..............................................           139,350,957          164,234,923
                                                                                ===============      ===============
Net Assets:
   Beginning of Period ..................................................           792,283,900          628,048,977
   End of Period ........................................................       $   931,634,857      $   792,283,900
                                                                                ---------------      ---------------
Accumulated Net Investment Loss .........................................       $    (1,437,962)     $          -
                                                                                ---------------      ---------------
(a) Unaudited.








See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Financial Highlights

For a share outstanding during the                                                    October 31,
                                               April 30,        -------------------------------------------------------------------
six month period or fiscal year ended          2007 (a)         2006           2005            2004          2003           2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ....    $   17.66      $   16.88      $   15.41      $   14.78      $   10.88      $   12.31
                                             ---------      ---------      ---------      ---------      ---------      ---------
Income (Loss) from Investment Operations
   Net investment loss ..................        (0.03)         (0.07)         (0.07)         (0.06)         (0.05)         (0.07)
   Net realized and unrealized gain
        (loss) on securities ............         2.13           1.11           1.54           0.69           3.95          (1.35)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total from Investment Operations ........         2.10           1.04           1.47           0.63           3.90          (1.42)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Less Distributions:
   Distributions (from capital gains) ...        (0.07)         (0.26)           -              -              -            (0.01)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total Distributions .....................        (0.07)         (0.26)           -              -              -            (0.01)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Net Asset Value, End of Period ..........    $   19.69      $   17.66      $   16.88      $   15.41      $   14.78      $   10.88
                                             =========      =========      =========      =========      =========      =========
Total return ............................        11.93 %         6.17 %         9.54 %         4.26 %        35.72 %       (11.47)%
                                             =========      =========      =========      =========      =========      =========

Net Assets, End of Period (in thousands)     $ 931,635      $ 792,284      $ 628,049      $ 293,982      $  70,058      $  23,952

Average Net Assets for the Period
        (in thousands) ..................    $ 864,308      $ 711,838      $ 494,878      $ 192,739      $  35,239      $  26,998

Ratios of:
Gross Expenses to Average Net Assets (c)          1.41 % (b)     1.42 %         1.45 %         1.49 %         1.76 %         1.73 %
Net Expenses to Average Net Assets (c) ..         1.35 % (b)     1.35 %         1.35 %         1.33 %         1.31 %         1.23 %
Net Investment Loss to Average Net Assets        (0.34)% (b)    (0.42)%        (0.51)%        (0.56)%        (0.61)%        (0.59)%

Portfolio turnover rate .................        37.75 %        83.11 %        90.10 %        59.54 %        71.04 %       110.65 %






 (a) Unaudited.
 (b) Annualized.
 (c) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).



See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Organization    and   Significant    Accounting      is  recorded  on  the  ex-dividend   date.   Certain
     Policies                                             dividends from foreign  securities  will be recorded
                                                          as soon as the Trust is informed of the  dividend if
The  Chesapeake  Core Growth Fund (the  "Fund") is a      such  information  is  obtained  subsequent  to  the
series fund.  The Fund is part of The Gardner  Lewis      ex-dividend date. Interest income is recorded on the
Investment  Trust (the "Trust")  which was organized      accrual basis and includes amortization of discounts
as a Massachusetts  business trust and is registered      and premiums. Gains and losses are determined on the
under the Investment  Company Act of 1940 (the "1940      identified cost basis,  which is the same basis used
Act"),  as  amended,  as  an  open-ended  management      for federal income tax purposes.
investment  company.   The  Fund  is  classified  as
diversified as defined in the 1940 Act.                   Expenses
                                                          The Fund bears expenses incurred specifically on its
The Chesapeake Core Growth Fund commenced operations      behalf  as  well  as  a  portion  of  general  Trust
on September 29, 1997. The  investment  objective of      expenses,  which are allocated  according to methods
the  Fund  is  to  seek  capital   appreciation   by      reviewed annually by the Trustees.
investing  primarily  in  equity  securities  of the
largest    1,000    companies    based   on   market      Dividend Distributions
capitalization, domiciled in the United States.           The Fund may declare and  distribute  dividends from
                                                          net investment income (if any) monthly or quarterly.
The   following   accounting   policies   have  been      Distributions  from capital  gains (if any) are also
consistently   followed  by  the  Fund  and  are  in      generally  declared and  distributed  annually.  All
conformity  with  accounting   principles  generally      dividends  and  distributions  to  shareholders  are
accepted  in the  United  States of  America  in the      recorded on ex-date.
investment company industry.
                                                          Estimates
Investment Valuation                                      The   preparation   of   financial   statements   in
The Fund's  investments in securities are carried at      conformity  with  accounting   principles  generally
value. Securities listed on an exchange or quoted on      accepted  in the United  States of America  requires
a  national  market  system  are  valued at the last      management to make  estimates and  assumptions  that
sales price as of 4:00 p.m. Eastern Time. Securities      affect the amount of assets,  liabilities,  expenses
traded in the  NASDAQ  over-the-counter  market  are      and revenues  reported in the financial  statements.
generally  valued  at the  NASDAQ  Official  Closing      Actual results could differ from those estimates.
Price.    Other    securities    traded    in    the
over-the-counter  market and listed  securities  for      Federal Income Taxes
which no sale was  reported  on that date are valued      No  provision  for income  taxes is  included in the
at the most recent bid price.  Securities and assets      accompanying  financial  statements,   as  the  Fund
for which  representative  market quotations are not      intends to  distribute to  shareholders  all taxable
readily  available  or which  cannot  be  accurately      investment  income and realized  gains and otherwise
valued using the Fund's  normal  pricing  procedures      comply with  Subchapter  M of the  Internal  Revenue
are valued at fair value as determined in good faith      Code applicable to regulated investment companies.
under policies approved by the Trustees.  Fair value
pricing  may be used,  for  example,  in  situations      2.       Transactions with Affiliates
where (i) a portfolio  security is so thinly  traded
that  there  have  been  no  transactions  for  that      Advisor
security over an extended  period of time;  (ii) the      The Fund  pays a  monthly  advisory  fee to  Gardner
exchange   on  which  the   portfolio   security  is      Lewis Asset  Management,  (the "Advisor") based upon
principally traded closes early; or (iii) trading of      the  average  daily  net  assets  of  the  Fund  and
the portfolio  security is halted during the day and      calculated  at  the  annual  rate  as  shown  in the
does not resume  prior to the Fund's net asset value      schedule on the following  page.  The Fund may, at a
calculation.  A portfolio  security's  "fair  value"      later date,  reimburse  the  Advisor the  management
price may differ from the price next  available  for      fees  waived or limited and other  expenses  assumed
that  portfolio  security  using the  Fund's  normal      and  paid by the  Advisor  pursuant  to the  Expense
pricing  procedures.  Instruments with maturities of      Limitation  Agreement  during  any of  the  previous
60 days or less are valued at amortized cost,  which      three (3) fiscal  years,  provided that the Fund has
approximates market value.                                reached   sufficient   asset  size  to  permit  such
                                                          reimbursement  to be made without  causing the total
Investment Transactions and Investment Income             annual  expense  ratio  of the  Fund to  exceed  the
Investment  transactions are accounted for as of the
date purchased or sold (trade date). Dividend income

                                                                                                  (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

percentage   limit   stated  in  the  table   below.      Transfer Agent
Consequently,  no  reimbursement by the Fund will be      North Carolina Shareholder Services,  LLC ("Transfer
made  unless:  (i)  the  Fund's  assets  exceed  $15      Agent")  serves as transfer,  dividend  paying,  and
million; (ii) the Fund's total annual expense ratios      shareholder   servicing   agent  for  the  Fund.  It
less than the  percentage  limits stated below;  and      receives  compensation for its services based upon a
(iii) the  payment  of such  reimbursement  has been      rate of $15 per shareholder  per year,  subject to a
approved by the Trustees on a quarterly  basis,  see      minimum fee of $1,500 per month.
the table below for a breakout  of the three  years.
The expense  limitation  percentage,  as well as the      Distributor
Advisor fees waived for the current six month period      Capital  Investment Group, Inc. (the  "Distributor")
ended April 30, 2007 are  included in the  following      serves  as  the  Fund's  principal  underwriter  and
schedule.                                                 distributor.

----------------------------------------------------      Certain  Trustees and officers of the Trust are also
Advisor Fees    Voluntary Expense     Advisor Fees        officers  of the  Advisor,  the  Distributor  or the
   Rate         Limitation Ratio         Waived           Administrator.
----------------------------------------------------
  1.00%             1.40%                 $ -             3.   Distribution and Service Fees
----------------------------------------------------
                                                          The  Trustees,  including a majority of the Trustees
----------------------------------------------------      who are not  "interested  persons"  of the  Trust as
        Recoupable Advisor Fees Waived                    defined  in the Act,  adopted  a  distribution  plan
   2006              2005                 2004            pursuant  to  Rule  12b-1  of the Act  (the  "Plan")
----------------------------------------------------      effective June 3, 2002. The Act regulates the manner
 $66,160          $142,417              $39,574           in which a regulated  investment  company may assume
----------------------------------------------------      expenses of distributing  and promoting the sales of
                                                          its  shares  and   servicing   of  its   shareholder
Administrator                                             accounts.  The Plan provides that the Fund may incur
The Fund  pays a monthly  administration  fee to The      certain  expenses,  which may not  exceed  0.25% per
Nottingham Company ("the  Administrator)  based upon      annum of the  Fund's  average  daily net  assets for
the  average  daily  net  assets  of  the  Fund  and      each year  elapsed  subsequent  to  adoption  of the
calculated  at the annual rates as shown below.  The      Plan, for payment to the  Distributor and others for
Administrator also receives a fee to procure and pay      items   such  as   advertising   expenses,   selling
the custodian for the Fund, additional  compensation      expenses,  commissions,  travel  or  other  expenses
for  fund  accounting  and  recordkeeping  services,      reasonably  intended to result in sales of shares of
additional  compensation  for certain costs involved      the  fund  or  support   servicing  of   shareholder
with  the  daily  valuation  of  securities  and  as      accounts.  Expenditures incurred as service fees may
reimbursement   for   out-of-pocket    expenses.   A      not  exceed  0.25% per annum of the  Fund's  average
breakdown  of these is provided at the bottom of the      daily net assets.  The Fund  incurred  $1,071,505 in
page.                                                     distribution and service fees under the Plan for the
                                                          six  month  period   ended  April  30,   2007.   The
Compliance Services                                       Distributor has voluntarily waived $113,053 of these
Nottingham Compliance Services, LLC, ("NCS") a fully      fees for the six month  period ended April 30, 2007.
owned affiliate of The Nottingham Company,  provides      There is no  assurance  that this  voluntary  waiver
services which assists the Trust's Chief  Compliance      will continue in the future.
Officer in  monitoring  and testing the policies and
procedures   of  the  Trust  in   conjunction   with
requirements  under Rule 38a-1 of the Securities and
Exchange Commission.  For the six month period ended
April  30,  2007,  NCS  received  $3,843  for  these
services.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Fund Accounting
 Administration Fees                      Custody Fees (1)                                    Asset Based Fees
                                                                         Fund                                       Blue Sky
Average Net            Annual        Average Net        Annual        Accounting         Average      Annual     Administration
 Assets                 Rate           Assets            Rate        Fees (monthly)    Net Assets      Rate      Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fee            $12,500     First $100 Million    0.020%          $2,250          All Assets     0.01%      $150 per state
All Assets             0.075%     Over  $100 Million    0.009%
-----------------------------------------------------------------------------------------------------------------------------------
    (1) Subject to a minimum fee of $400 per month

                                                                                                                        (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

4.   Purchases and Sales of Investment Securities         The   aggregate   cost   of   investments   and  the
                                                          composition   of   unrealized    appreciation    and
For the six month period  ended April 30, 2007,  the      depreciation  of investment  securities  for federal
aggregate  cost of purchases and proceeds from sales      income tax  purposes  as of April 30, 2007 are noted
of  investment   securities   (excluding  short-term      below. The net appreciation/depreciation as of April
securities) were as follows:                              30, 2007 is  $132,125,478.  The  primary  difference
                                                          between book and tax appreciation or depreciation of
----------------------------------------------------      investments is wash sale loss deferrals.
                             Proceeds from Sales of
Purchases of Securities            Securities             ----------------------------------------------------
----------------------------------------------------      Table 2
     $362,445,617                 $321,258,339
----------------------------------------------------                      Aggregate Gross     Aggregate Gross
                                                           Federal Tax      Unrealized           Unrealized
There were no  long-term  purchases  or sales of U.S          Cost         Appreciation        Depreciation
Government  Obligations  during the six month period      ----------------------------------------------------
ended April 30, 2007.                                      $803,339,073     $149,910,685       $17,785,207
                                                          ----------------------------------------------------
5.   Federal Income Tax
                                                          The amount of dividends and  distributions  from net
The  information   shown  on  the  following  tables      investment income and net realized capital gains are
represent:  (1)  tax  components  of  capital  as of      determined  in  accordance  with federal  income tax
October 31, 2006,  (2)  unrealized  appreciation  or      regulations   which  may  differ   from   accounting
depreciation  of investments  for federal income tax      principles  generally  accepted in the United States
purposes as of April 30, 2007.                            of America.  These  differences are due to differing
                                                          treatments for items such as net  short-term  gains,
----------------------------------------------------      deferral  of  wash  sale  losses,  foreign  currency
Table 1                                                   transactions, net investment losses and capital loss
                                                          carry-forwards.  Permanent  differences  such as tax
                                          Net Tax         returns of capital  and net  investment  losses,  if
 Undistributed     Undistributed       Appreciation/      any,  would be  reclassified  against  capital.  For
Ordinary Income   Long-Term Gains     (Depreciation)      federal income tax purposes there were distributions
----------------------------------------------------      of ordinary  income and  long-term  capital gains in
    $ -             $3,852,043         $74,047,453        the   amounts   of   $1,086,496   and    $8,438,883,
----------------------------------------------------      respectively  for the fiscal year ended  October 31,
                                                          2006.  There were no dividends or  distributions  of
                                                          net investment  income or net realized capital gains
                                                          paid during the fiscal year ended October 31, 2005.

6.       Capital Share Transactions

--------------------------------------------------------------------------------------------------------------
                                                                April 30,                         October 31,
For the six month period or fiscal year ended:                    2007                             2006 (1)
--------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares                                 8,358,925                          17,816,497
          Shares sold
          Reinvested distributions                               166,156                             524,393
          Shares repurchased                                  (6,080,770)                        (10,666,987)
Net Increase in Capital Shares                                 2,444,311                           7,673,903
Shares Outstanding, Beginning of Period                       44,874,459                          37,200,556
Shares Outstanding, End of Period                             47,318,770                          44,874,459
--------------------------------------------------------------------------------------------------------------
 (1) Audited.

7.   Expense Reductions                                   8.   Other Contractual Expenses

The advisor has transacted  certain portfolio trades      The Trust is a party to an operating agreement dated
with  brokers  who  paid a  portion  of  the  Fund's      May 31, 1995 between the Trust and Charles  Schwab &
expenses.  For the six month  period ended April 30,      Co., Inc. ("Schwab"), which agreement was amended by
2007,  the Fund's  expenses were reduced by $119,626      that certain amendment to operating  agreement dated
under these agreements.                                   March 1, 2003 and services  agreement dated March 1,
                                                          2003.   Pursuant   to  the   terms  of  the   Schwab

                                                                                                   (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

agreements,   shares  of  the   Trust's   Funds  are      a tax benefit or expense in the current year. FIN 48
available  for purchase and  redemption  by Schwab's      is to be  implemented  no later than April 30,  2008
brokerage   customers   through   participation   in      and is to be applied to all open tax years.  At this
Schwab's mutual fund marketplace. Under the terms of      time,  management is evaluating the  implications of
the  Schwab  agreements,   Schwab  performs  certain      FIN 48. Although not yet determined, management does
services  related  to  distribution  of  the  Fund's      not expect  FIN 48 to have a material  impact on the
shares    and    certain     non-distribution    and      financial statements.
administrative services for the Fund in exchange for
payment of fees to Schwab. The Transfer Agent treats      10.  Commitments and Contingencies
all Schwab account holders as a single  shareholder,
with   Schwab    further    providing    shareholder      Under  the  Trust's  organizational  documents,  its
administrative  services with respect to each of its      officers  and  Trustees  are   indemnified   against
account  holders  holding  Fund  shares.   The  Fund      certain  liabilities  arising out of the performance
currently   pays  a  portion  of  the  Schwab   fees      of their  duties to the Fund.  In  addition,  in the
allocable   to  both   distribution   services   and      normal  course of  business,  the Fund  entered into
administrative   services  pursuant  to  the  Fund's      contracts with their vendors and others that provide
written  distribution  plan adopted pursuant to rule      for  general  indemnifications.  The Fund's  maximum
12b-1 of the 1940 Act.                                    exposure  under these  arrangements  is unknown,  as
                                                          this would  involve  future  claims that may be made
9.   New Accounting Pronouncements                        against the Fund. The Fund expects that risk of loss
                                                          to be remote.
In  September   2006,   the   Financial   Accounting
Standards Board (FASB) issued Statement on Financial
Accounting  Standards  (SFAS) No.  157,  "Fair Value
Measurements".  This  standard  establishes a single
authoritative  definition of fair value,  sets out a
framework  for  measuring  fair  value and  requires
additional     disclosures    about    fair    value
measurements.  SFAS No.  157  applies  to fair value
measurements   already   required  or  permitted  by
existing  standards.  SFAS No. 157 is effective  for
financial   statements   issued  for  fiscal   years
beginning   after  November  15,  2007  and  interim
periods  within those fiscal  years.  The changes to
current  generally  accepted  accounting  principles
from the application of this Statement relate to the
definition  of  fair  value,  the  methods  used  to
measure  fair value,  and the  expanded  disclosures
about fair value measurements. As of April 30, 2007,
management of the Fund does not believe the adoption
of SFAS No. 157 will impact the amounts  reported in
the  financial   statements,   however,   additional
disclosures may be required about the inputs used to
develop the  measurements  and the effect of certain
of the  measurements  reported on the  statement  of
changes in net assets for a fiscal period.

On July 13, 2006, FASB released FASB  Interpretation
No. 48 "Accounting  for Uncertainty in Income Taxes"
(FIN 48). FIN 48 provides guidance for how uncertain
tax  positions   should  be  recognized,   measured,
presented and disclosed in the financial statements.
FIN 48  requires  the  evaluation  of tax  positions
taken  or  expected  to be taken  in the  course  of
preparing   the  Fund's  tax  returns  to  determine
whether the tax positions are "more-likely-than-not"
of being  sustained by the applicable tax authority.
Tax    positions    not    deemed    to   meet   the
more-likely-than-not  threshold would be recorded as



THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Proxy Voting Policies and Voting Record              procedure,  which disagreements,  if not resolved to
                                                          the  satisfaction  of Deloitte & Touche  LLP,  would
A copy of the Trust's  Proxy  Voting and  Disclosure      have  caused  it to make  reference  to the  subject
Policy and the Advisor's Proxy Voting and Disclosure      matter of the  disagreements  in connection with its
Policy  are  included  as  Appendix  B to the Fund's      report. At no time preceding the removal of Deloitte
Statement   of   Additional   Information   and   is      & Touche  LLP did any of the  events  enumerated  in
available,  without charge, upon request, by calling      paragraphs  (1)(v)(A)  through (D) of Item 304(a) of
1-800-773-3863.  Information  regarding how the Fund      Regulation S-K occur.
voted  proxies  relating  to  portfolio   securities
during the most recent  12-month  period  ended June      The Trust engaged Briggs,  Bunting & Dougherty,  LLP
30, is available (1) without  charge,  upon request,      as its new independent  registered public accounting
by calling  the Fund at the number  above and (2) on      firm on October 13, 2005.  At no time  preceding the
the SEC's website at http://www.sec.gov.                  engagement of Briggs,  Bunting & Dougherty,  LLP did
                                                          the Fund consult  Briggs,  Bunting & Dougherty,  LLP
2.   Quarterly Portfolio Holdings                         regarding  either (i) the  application of accounting
                                                          principles  to  a  specified   transaction,   either
The Fund files its  complete  schedule of  portfolio      completed or proposed,  or the type of audit opinion
holdings  with  the  SEC  for the  first  and  third      that  might  be  rendered  on the  Fund's  financial
quarters of each fiscal year on Form N-Q. The Fund's      statement,  or  (ii)  any  matter  that  was  either
Forms  N-Q are  available  on the SEC's  website  at      subject of a disagreement or a reportable  event, as
http://www.sec.gov.  You may review and make  copies      such  terms are  defined  in Item 304 of  Regulation
at the SEC's Public  Reference  Room in  Washington,      S-K.
D.C.  You may  also  obtain  copies  after  paying a
duplicating   fee  by  writing   the  SEC's   Public
Reference Section, Washington, D.C. 20549-0102 or by
electronic  request  to  publicinfo@sec.gov,  or  is
available without charge,  upon request,  by calling
the  Fund  at  1-800-773-3863.  Information  on  the
operation  of  the  Public  Reference  Room  may  be
obtained by calling the SEC at 202-942-8090.

3.   Change in Registrant's Certifying Accountant

On  October  13,  2005,  Deloitte  & Touche  LLP was
removed  as  the   independent   registered   public
accounting firm for the Trust, effective immediately
upon the  completion of the audit of the October 31,
2005 financial statements. Deloitte & Touche LLP was
previously  engaged  as the  independent  registered
public accounting firm to audit the Fund's financial
statements.

Deloitte & Touche LLP issued reports on the Fund's financial statements as of October 31, 2004 and October 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The  decision  to remove  Deloitte  & Touche LLP was
approved by the Trust's Audit Committee and ratified
by the Board of Trustees.  At no time  preceding the
removal  of  Deloitte  & Touche  LLP were  there any
disagreements  with  Deloitte  &  Touche  LLP on any
matter  of   accounting   principles  or  practices,
financial statement disclosure, or auditing scope or



The Chesapeake Core Growth Fund
is a series of
Gardner Lewis Investment Trust








For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Gardner Lewis Asset Management
116 South Franklin Street                      285 Wilmington-West Chester Pike
Post Office Drawer 4365                        Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-430-3863                                 1-800-430-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               chesapeakefunds.com

Item 2.  CODE OF ETHICS.


     Not applicable.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's officers, including the PEO and PFO, concluded, as of a date within 90 days of the filing of this report, that the registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.





Item 12. EXHIBITS.


(a)(1) Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3) Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)


                  /s/ Jacob S. Brown
                  _____________________________________________________________
                  Jacob S. Brown
                  Treasurer, Assistant Secretary and Principal Financial Officer


Date: June 22, 2007








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)


                  /s/ W. Whitfield Gardner
                  _____________________________________________________________
                  W. Whitfield Gardner
                  Trustee, Chairman and Principal Executive Officer
                  Gardner Lewis Investment Trust


Date: June 25, 2007






By: (Signature and Title)


                  /s/ Jacob S. Brown
                  _____________________________________________________________
                  Jacob S. Brown
                  Treasurer, Assistant Secretary and Principal Financial Officer Gardner Lewis Investment Trust

Date: June 22, 2007